    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1999


                                                 SECURITIES ACT FILE NO. 2-57442
                                        INVESTMENT COMPANY ACT FILE NO. 811-2694
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /

                        POST-EFFECTIVE AMENDMENT NO. 24                      /X/

                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/

                                AMENDMENT NO. 21                             /X/

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                        THE MUNICIPAL FUND ACCUMULATION
                                 PROGRAM, INC.

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
            (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)     (ZIP CODE)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2000

                                 ARTHUR ZEIKEL
                 THE MUNICIPAL FUND ACCUMULATION PROGRAM, INC.
              800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                   COPIES TO:



    MICHAEL J. HENNEWINKEL, ESQ.                LEONARD B. MACKEY, JR., ESQ.
    FUND ASSET MANAGEMENT, L.P.                      ROGERS & WELLS LLP
             BOX 9011                                 200 PARK AVENUE
  PRINCETON, NEW JERSEY 08543-9011                  NEW YORK, N.Y. 10166


                            ------------------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


               / / immediately upon filing pursuant to paragraph (b)
               / / on (date) pursuant to paragraph (b)
               /x/ 60 days after filing pursuant to paragraph (a)(1)
               / / on (date) pursuant to paragraph (a)(i)
               / / 75 days after filing pursuant to paragraph (a)(ii)
               / / on (date) pursuant to paragraph (a)(ii) of rule 485.


                   IF APPROPRIATE, CHECK THE FOLLOWING BOX:

               / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

               Title of Securities Being Registered: Common Stock
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities law of any such State.

                                                                         [LOGO]

                  SUBJECT TO COMPLETION, DATED MARCH 1, 1999
                             PRELIMINARY PROSPECTUS

              The Municipal Fund Investment Accumulation Program






                                                                 April [], 1999

     This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                               Table of Contents


          KEY FACTS
[GRAPHIC] ---------------------------------------------------------------------

          The Municipal Fund Investment Accumulation Program at a Glance  2

          Risk/Return Bar Chart                                           3

          Fees and Expenses                                               4

          DETAILS ABOUT THE PROGRAM

[GRAPHIC] ---------------------------------------------------------------------

          How the Program Invests                                         6

          Investment Risks                                                7

          YOUR ACCOUNT
[GRAPHIC] ---------------------------------------------------------------------

          Participation in the Program                                   11

          How to Buy, Sell, Transfer and Exchange Shares                 12

          MANAGEMENT OF THE PROGRAM

[GRAPHIC] ---------------------------------------------------------------------

          Fund Asset Management                                          15

          Financial Highlights                                           18

          FOR MORE INFORMATION
[GRAPHIC] ---------------------------------------------------------------------

          Shareholder Reports                                       Back Cover

          Statement of Additional Information                       Back Cover

THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

[GRAPHIC] Key Facts

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined highlighted terms in this prospectus in the sidebar.

Municipal Bond -- a debt obligation issued by or on behalf of a governmental entity or other qualifying issuer that pays interest exempt from Federal income tax.

Investment Grade -- any of the four highest debt obligation ratings by recognized rating agencies, including Moody's Investors Service, Inc., Standard & Poor's or Fitch IBCA, Inc.

THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM AT A GLANCE

What is the Program?

The Program invests distributions made to holders of units of Municipal Investment Trust Fund and Defined Asset Funds --Municipal Insured Series. Holders of units of these unit trust funds may elect to have their distributions reinvested in shares of the Program rather than paid in cash. The Program is not open to investment by persons who are not holders of units of the participating unit trust funds, and investments in the Program are limited to reinvestment of distributions.

What are the Program's investment objective and goals?

The investment objective of the Program is to provide shareholders with income exempt from Federal income tax through investment in a diversified portfolio of interest bearing long- and intermediate-term municipal bonds, the interest on which is, in the opinion of bond counsel to the issuing government authorities, exempt from Federal income tax. In other words, the Program's main goal is to generate current income that is exempt from Federal income tax. The Program cannot guarantee that it will achieve its goal.

What are the Program's main investment strategies?

The Program invests primarily in a portfolio of municipal bonds. These may be obligations of a variety of issuers including states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Except during temporary defensive periods, the Program will invest in long-and intermediate-term municipal bonds. The Program will invest in investment grade obligations and when purchasing investments at least 75% will be in obligations in the three highest rating categories. When choosing investments, the Program management considers various factors, including the credit quality of issuers, yield analysis, diversification and call features of the obligations.

What are the main risks of investing in the Program?
As with any mutual fund, the value of the Program's investments -- and therefore the value of the Program's shares -- may go up or down. These changes may occur in response to interest rate changes or other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of debt instruments like municipal bonds goes down.
If the value of the Program's investments goes down, you may lose money.


THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

[GRAPHIC] Key Facts

Who should invest?

Investment in shares of the Program provides for the automatic reinvestment of distributions made to holders of units of certain unit trust funds. The Program may be an appropriate investment for you if you:

         o Want to automatically reinvest distributions you receive from a participating unit trust fund;

         o Are looking for income that is exempt from Federal income tax;

         o Want a professionally managed portfolio without the administrative burdens of direct investments in municipal bonds;

         o  Are looking for liquidity;

         o Can tolerate the risk of loss caused by changes in interest rates or adverse changes in the price of bonds in general.




THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

[GRAPHIC] Key Facts

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Program. The bar chart shows changes in the Program's performance for the past ten calendar years. The table compares the average annual total returns of the Program's shares for one, five and ten years with those of the Lehman Brothers Municipal Bond Index. How the Program performed in the past is not necessarily an indication of how the Program will perform in the future.

1989      1990      1991      1992      1993      1994      1995      1996      1997      1998
----      ----      ----      ----      ----      ----      ----      ----      ----      ----

9.61%     6.03%     11.83%    8.08%     11.93%    (6.44)%   15.88%    3.36%     8.29%     5.35%


During the ten-year period shown in the bar chart, the highest return for a quarter was 6.27% (quarter ended March 31, 1995) and the lowest return for a quarter was -5.95% (quarter ended March 31, 1994).


Average Annual Total
Returns (for the
calendar year ended                          Past           Past           Past
December 31, 1998)                         One Year      Five Years      Ten Years
---------------------------------------------------------------------------------------

  The Municipal Fund Investment
  Accumulation Program                       5.35%          5.04%        7.23%
---------------------------------------------------------------------------------------

  Lehman Brothers Municipal Bond Index*      6.48%          6.22%        8.21%
---------------------------------------------------------------------------------------


* This unmanaged index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. Past performance is not predictive of future performance.


THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM FEES AND EXPENSES

[GRAPHIC] Key Facts


UNDERSTANDING
EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid directly by the shareholder:

Shareholder fees -- these include sales charges which you may pay when you buy or sell shares of the Program.

Expenses paid indirectly by the shareholder (These costs are deducted from the Program's total assets):

Annual Program Operating Expenses -- expenses that cover the costs of operating the Program.

Management Fee -- a fee paid to the Investment Adviser for managing the Program.

FEES AND EXPENSES

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Program. Future expenses may be greater or less than those indicated below.

   Shareholder Fees (fees paid directly from your investment):
-----------------------------------------------------------------------------------

   Maximum Sales Charge (Load) imposed on
   purchases (as a percentage of offering price)                            None
-----------------------------------------------------------------------------------

    Maximum Deferred Sales Charge (Load) (as
   a percentage of original purchase price or
   redemption proceeds, whichever is lower)                                 None

    Maximum Sales Charge (Load) imposed on
   Dividend Reinvestments                                                   None

    Redemption Fee                                                          None

    Exchange Fee                                                            None

    Maximum Account Fee                                                     None

   Annual Program Operating Expenses (expenses that are deducted from Fund assets):

    Management Fee                                                          0.50%

    Distribution and/or Service (12b-1) Fees                                None
    Other Expenses (including transfer agency fees)                         0.26%
-----------------------------------------------------------------------------------

    Total Annual Program Operating Expenses                                 0.76%
-----------------------------------------------------------------------------------


Example:

This example is intended to help you compare the cost of investing in the Program with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Program for the time periods indicated, that your investment has a 5% return each year and that the Program's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 Year          3 Years         5 Years        10 Years
-------------------------------------------------------------------------------

                     $77            $243            $422            $942
-------------------------------------------------------------------------------



THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

[GRAPHIC] Details About the Program

ABOUT THE
PORTFOLIO MANAGER

Roberto Roffo is the portfolio manager of the Program. Mr. Roffo has been a Vice President of Merrill Lynch Asset Management since 1996 and an Assistant Vice President since 1993.

ABOUT THE INVESTMENT ADVISER
The Program is managed by Fund Asset Management, L.P.


HOW THE PROGRAM INVESTS

The Program's investment objective is to seek to provide shareholders with income, the interest on which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. In other words, the Program's main goal is to generate current income that is exempt from Federal income tax. The Program invests primarily in interest bearing long- and intermediate-term investment grade municipal bonds. The municipal bonds may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities.

The Program may invest in either fixed rate or variable rate obligations. The Program will purchase investment grade obligations and at the time of purchase at least 75% will be rated in the three highest rating categories by recognized rating agencies. Under current market and other conditions, the Board of Directors of the Program has determined that the Program will not purchase municipal bonds if one or more of the recognized rating agencies has rated the debt obligation below investment grade. However, the Program may continue to hold municipal bonds that, after being purchased by the Program, are downgraded to a rating below that which the Program invests.

As a temporary measure for defensive purposes, or to provide liquidity, the Program may invest without limitation in short-term tax-exempt instruments. Short-term investments may limit the potential for income on your shares.

The Program's investments may include private activity bonds that may subject certain shareholders to an alternative minimum tax.

The Program may make forward commitments. For further information on these investments, see the Statement of Additional Information.

Program management considers a variety of factors when choosing investments, such as:

 o Credit Quality of Issuers - based on bond ratings and other factors including economic and financial conditions.

THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

 o Yield Analysis - takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (longer term obligations typically have higher yields).

 o Diversification - the Program will not concentrate its investments on the obligations of any one state, by attempting to diversify its investments as to purpose of issue and location of issuer, taking into consideration availability in the market of investments meeting the Program's other investment criteria.

In addition, Program management considers the availability of features that protect against an early call of a bond by the issuer.



INVESTMENT RISKS
-------------------------------------------------------------------------------


This section contains a summary discussion of the general risks of investing in the Program. As with any mutual fund, there can be no guarantee that the Program will meet its goals or that the Program's performance will be positive for any period of time.

Bond Market and Selection Risk--Bond market risk is the risk that the bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Program management selects will underperform the market or other funds with similar investment objectives and investment strategies.

Credit Risk -- Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk -- Interest rate risk is the risk that prices of municipal bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Call and Redemption Risk -- A bond's issuer may call a bond for redemption before it matures. If this happens to a bond the Program holds, the Program may lose income and may have to invest the proceeds in bonds with lower yields.

THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

[GRAPHIC] Details About the Program

Risks associated with certain types of obligations in which the Program may invest include:

General Obligation Bonds -- The faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. Insured Municipal Bonds--Bonds purchased by the Program may be covered by insurance that guarantees timely interest payments and repayment of principal on maturity. If a bond's insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop.

Revenue Bonds -- Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities.

Industrial Development Bonds -- Industrial development bonds are one type of revenue bond. Municipalities and other public authorities issue industrial development bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Program may not receive any income or get its money back from the investment.

Moral Obligation Bonds--Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, the repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Lease Obligations--In a municipal lease obligation, the issuer agrees to budget for and appropriate municipal funds to make payments due on the lease obligation. However, this does not ensure that funds will actually be appropriated in future years. The issuer does not pledge its unlimited taxing power for payment of the lease obligation, but the leased property secures the obligation. In addition, the proceeds of a sale may not cover the Program's loss.

THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

When-Issued Securities, Delayed-Delivery Securities and Forward Commitments--When-issued and delayed-delivery securities and forward commitments involve the risk that the security the Program buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Program loses the investment opportunity of the assets it has set aside to pay for the security and any gain in the security's price.

Variable Rate Demand Obligations--Variable rate demand obligations (VRDOs) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Program may lose money.

Illiquid Investments--The Program may invest up to 15% of its assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Program buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

Borrowing and Leverage--The Program may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Program shares and in the yield on the Program's portfolio. Borrowing will cost the Program interest expense and other fees. The costs of borrowing may reduce the Program's return. Certain securities that the Program buys may create leverage including, for example, when-issued securities and forward commitments.




STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

If you would like further information about the Program, including how it invests, please see the Statement of Additional Information.

THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

[GRAPHIC] Your Account

PARTICIPATION IN THE PROGRAM

The purpose of the Program is to permit you to reinvest distributions you receive on units you hold of various series of certain unit trust funds. The unit trust funds include all series of Municipal Investment Trust Fund and Defined Asset Funds Municipal Insured Series. Distributions will be paid to you in cash unless you elect to reinvest the distributions in shares of the Program by sending a notice in writing to the program agent. The program agent is The Bank of New York (P.O. Box 974, Wall Street Station, New York, N.Y. 10286-0974). You may also change an election you have made to participate in the Program by notifying the program agent in writing. Notices received by the program agent will be effective for the first distribution having a record date at least 10 days after receipt.

Distributions on units of the unit trust funds may consist of interest income, or capital gains or principal on the units. You may elect to have some or all of these distributions reinvested in shares of the Program. Any distribution that you elect to have reinvested in shares of the Program will be automatically reinvested by the program agent on your behalf on the date the distribution is made. On that date, the distribution will be applied to the purchase of shares of the Program at net asset value, without a sales charge. If you have elected for distributions of principal on your units to be invested in shares of the Program, the proceeds of redemption or payment at maturity of securities held in the unit trust fund represented by your units will be invested in shares of the Program, rather than being distributed in cash to you.

The program agent will mail to you a report of each distribution that is reinvested in shares of the Program. Even though distributions are being reinvested in shares of the Program, for federal income tax purposes, you will be considered to have received those distributions.

The Board of Directors of the Program may decide to change the terms of investment in shares of the Program or terminate the Program entirely without notice to you. In addition, the Board of Directors of the Program may appoint a substitute program agent or an additional program agent.

The administrators of the Program are Merrill Lynch, Pierce Fenner & Smith Incorporated, Prudential Securities Incorporated, Morgan Stanley Dean Witter Inc. and Salomon Smith Barney Inc. The administrators are the sponsors of the unit trust funds.

For further details of the terms and conditions of the Program see the Statement of Additional Information.



THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

[GRAPHIC] Your Account


HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES

The chart below summarizes how to buy, sell, transfer and exchange shares of the Program.

If You Want to       Your Choices                           Information Important for You to Know
-----------------------------------------------------------------------------------------------------------------------------------
Buy Shares           First, you decide whether you          Refer to the description of the Program on page 11. Be sure to read
                     want to participate in the             this prospectus carefully.
                     Program.
                     --------------------------------------------------------------------------------------------------------------
                     Next, determine what distributions     Distributions from the unit trust funds may consist of interest
                     from the unit trust funds you want     income, capital gains or principal. You may reinvest the distributions
                     to reinvest.                           of interest income or of capital gains or of principal, or you may reinvest all distributions.
                     --------------------------------------------------------------------------------------------------------------
                     Notify the program agent of your       The notice must be in writing and received by the program agent at
                     election to reinvest some or all       least ten days before the record date for the first distribution you
                     distributions you receive from the     want to have reinvested.
                     unit trust funds.
                     --------------------------------------------------------------------------------------------------------------
                     Decide whether your shares will be     Consult your securities dealer. Under certain circumstances, your
                     held in an account with your           securities dealer may not be able to hold your shares in your account
                     securities dealer or with the          with the securities dealer.
                     program agent.
-----------------------------------------------------------------------------------------------------------------------------------
Add to Your          Purchase additional shares.            Once you have elected to participate in the Program, distributions
Investment                                                  from the unit trust funds that you have elected to have reinvested in the Program will be automatically reinvested. If you have not already elected to have all distributions reinvested, you may notify the program agent that you wish to reinvest more of your distributions.
                    --------------------------------------------------------------------------------------------------------------
                     Acquire additional shares              All dividends and capital gains distributions are automatically
                     through the Program's automatic        reinvested without a sales charge.
                     dividend reinvestment plan.
-----------------------------------------------------------------------------------------------------------------------------------
Stop Reinvesting     Notify the program agent in            Your election to stop reinvesting some or all distributions from the
Distributions in     writing.                               unit trust funds in shares of the Program will be effective for any
shares of the                                               distribution that has a record date that is more than ten days after
Program                                                     the program agent receives your written notice.
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Shares      Transfer to a participating            You may transfer your shares of the Program only to another securities
to Another           securities dealer                      dealer that has entered into an agreement with Merrill Lynch, Pierce,
Securities Dealer                                           Fenner & Smith Incorporated. All future trading of these assets must be coordinated by the receiving firm.
                    --------------------------------------------------------------------------------------------------------------
                     Transfer to a non-participating        You must either:
                     securities dealer.                     o Transfer your shares to an account with the program agent; or
                                                            o Sell your shares.
-----------------------------------------------------------------------------------------------------------------------------------


THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

If You Want to       Your Choices                           Information Important for You to Know
-----------------------------------------------------------------------------------------------------------------------------------
Sell Your Shares    Have your securities dealer             The price of your shares is based on the next calculation of net asset
                    submit your sales order                 value after your order is placed. For your redemption request to be
                    to one of the Administrators.           priced at the net asset value on the day of your request, you must submit your request to your dealer prior to that day's close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Any redemption request placed from a dealer after that time will be priced at the net asset value at the close of business on the next business day. Dealers must submit redemption requests to one of the Administrators prior to the close of business on the New York
                                                            Stock Exchange.

                                                            Securities dealers may charge a fee to process a redemption of shares.
                                                            No processing fee is charged if you redeem shares held by the program agent.

                                                            The Program may reject an order to sell shares under certain circumstances.
                    --------------------------------------------------------------------------------------------------------------
                    Sell through the program                You may sell shares held at the program agent by writing to the program
                    agent.                                  agent at the address on the inside back cover of this prospectus.
                                                            With certain exceptions described in the Statement of Additional
                                                            Information, all shareholders on the account must sign the letter and signatures must be guaranteed. If you hold stock certificates, return the certificates with the letter. The program agent will normally mail redemption proceeds within seven days following receipt of a properly completed request.

                                                            If you hold share certificates, they must be delivered to the program agent before they can be converted. Check with the program agent or your securities dealer for details.
-----------------------------------------------------------------------------------------------------------------------------------
Exchange Your       You may exchange your shares            You can exchange your shares of the Program for shares of The
 Shares             for shares of another program.          Corporate Fund Accumulation Program, Inc. You must have held the
                    Be sure to read that program's          shares used in the exchange for at least 60 calendar days before you
                    prospectus.                             can exchange to the other program.

                                                            To exercise the exchange privilege, you should contact one of the
                                                            Administrators or the program agent.

                                                            Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.
-----------------------------------------------------------------------------------------------------------------------------------

              THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

                                                                             12


[GRAPHIC] Your Account

Net Asset Value -- the market value of the Program's total assets after deducting liabilities, divided by the number of shares outstanding.


Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Program shares as they are paid.


HOW SHARES ARE PRICED

Each distribution on your units will automatically be applied to purchase shares at net asset value. When you buy shares, you pay the net asset value.
This is the offering price. Shares are also redeemed at their net asset value.
The Program calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining your price is the one calculated after your purchase or redemption order is placed.


DIVIDENDS AND TAXES

The Program will distribute any net investment income monthly, and any net realized capital gains at least annually. The Program may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. If you would like to receive dividends in cash, contact the Program Agent.

Taxes -- To the extent that the dividends distributed by the Program are from municipal bond interest income, they are exempt from Federal income tax.
However, certain investors may be subject to alternative minimum tax on dividends received from the Program. Interest income from other investments may produce taxable distributions.

Generally, within 60 days after the end of the Program's taxable year, the Program will tell you the amount of exempt-interest dividends, ordinary income dividends and capital gains dividends you received that year. Capital gain dividends are taxable as long term capital gains to you, regardless of how long you have held your shares. The tax treatment of dividends from the Program is the same whether you choose to receive distributions in cash or to have them reinvested in shares of the Program.

By law, the Program must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

If you redeem Program shares or exchange them for shares of The Corporate Fund
Accumulation Program, Inc., any gain on the transaction may be subject to Federal income tax.

This section summarizes some of the consequences of an investment in the Program under current Federal tax laws. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences to you of an investment in the Program under all applicable tax laws.

THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

13


[GRAPHIC] Management of the Program

FUND ASSET MANAGEMENT

Fund Asset Management, the Program's Investment Adviser, manages the Program's investments under the overall supervision of the Program's Board of Directors.
The Investment Adviser has the responsibility for making all investment decisions for the Program. The Program has agreed to pay the Investment Adviser a fee at the annual rate of 0.50% of the average daily net assets of the Program. For the fiscal year ended December 31, 1998, the Investment Adviser received a fee of $[ ].

Fund Asset Management is part of Merrill Lynch Asset Management Group, which had approximately $507 billion in investment company and other portfolio assets under management as of January 1999. This amount includes assets managed for Merrill Lynch affiliates.

The Program is also obligated to pay certain expenses incurred in its operations, including fees of the program agent, legal and auditing fees, fees and expenses of unaffiliated Directors, custodian and transfer agency fees, accounting and pricing costs, and certain of the costs of printing proxy statements, shareholder reports, prospectuses and statements of additional information. For the fiscal year ended December 31, 1998, the Program's total expenses were $[ ] (representing [ ]% of its average net assets).

The Investment Adviser, together with the Administrators of the Program, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Prudential Securities
Incorporated, Morgan Stanley Dean Witter Inc., and Salomon Smith Barney Inc., is also responsible for the overall management of the Program's business operations. The Administrators perform certain management services necessary for the operation of the Program and provide office space, facilities and necessary personnel for such services. For these services, the Investment
Adviser pays the Administrators an aggregate monthly fee at the annual rate of 0.20% of the Program's average daily net assets.

THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM
14




[GRAPHIC] Management of the Program

A Note About Year 2000

Many computer systems were designed using only two digits to designate years.
These systems may not be able to distinguish the year 2000 from the Year 1900
(commonly known as the "Year 2000 Problem"). The Program could be adversely affected if the computer systems used by the Program's management or other
Program service providers do not properly address this problem before January 1, 2000. The Program's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Program's other service providers have told the Program management that they also expect to resolve the Year 2000 Problem, and Program management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Program could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Program invests, and this could hurt the Program's investment returns.




THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

15


This Page Intentionally Left Blank







THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

                                                                             16

[GRAPHIC] Management of the Program

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Program's financial performance for the past five years. Certain information reflects financial results for a single Program share. The total returns in the table represent the rate that an investor would have earned on an investment in the Program (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Program's financial statements, are included in the Program's annual report to shareholders, which is available upon request.



                                                                          For the Year Ended December 31,
                                              -----------------------------------------------------------------------------------
Increase (Decrease) in
Net Asset Value:                               1998           1997           1996           1995          1994
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of year             $          $    18.85    $    19.22    $        17.51    $        19.79
Investment income--net                                           .96           .98              1.01              1.03

Realized and unrealized
gain (loss) on investments--net                                  .56          (.37)             1.71             (2.28)

Total from investment operations                                1.52           .61              2.72             (1.25)
Less dividends and distributions:
Investment income--net                                          (.96)         (.98)            (1.01)            (1.03)
Realized gain on investments-net                                (.19)           --                --                --
Total dividends and distributions                              (1.15)         (.98)            (1.01)            (1.03)
Net asset value, end of year                   $          $    19.22    $    18.85    $        19.22    $        17.51

Total Investment Return:

Based on net asset value per share                 %            8.29%         3.36%            15.88%            (6.44)%

Ratios to Average Net Assets:
Expenses                                           %             .72%          .83%              .86%              .89%
Investment income--net                             %            5.05%         5.18%             5.40%             5.54%
Supplemental Data:

Net assets, end of year (in thousands)         $          $  543,595    $  551,849    $      581,679       $   537,197

Portfolio turnover                                 %             131%           72%               56%               61%


THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM POTENTIAL

                        -------------------------------
                                   POTENTIAL
                                   INVESTORS
                         Elect to have unit trust fund
                        distributions reinvested in the
                             Program (two options).
                        -------------------------------

                 1                                             2

    --------------------------                    --------------------------
        ADMINISTRATORS (SEE                              PROGRAM AGENT
    BELOW) OR OTHER SECURITIES                       The Bank of New York
              DEALERS                                 101 Barclay Street
    Arranges for reinvestment.                     New York, New York 10007
    --------------------------                    Performs recordkeeping and
                                                      reporting services.
                                                  --------------------------

                             ----------------------
                                   THE PROGRAM
                             The Board of Directors
                              oversees the Program.
                             ----------------------

     ------------------------                     --------------------------
              COUNSEL                               CUSTODIAN AND DIVIDEND
        ROGERS & WELLS LLP                             DISBURSING AGENT
          200 Park Avenue                            The Bank of New York
     New York, New York 10166                         101 Barclay Street
       Provides legal advice                       New York, New York 10007
          to the Program.                         Holds the Program's assets
     ------------------------                          for safekeeping.
                                                  --------------------------

      --------------------------------      --------------------------------
             INDEPENDENT AUDITORS                  INVESTMENT ADVISER
            Deloitte & Touche LLP                      Fund Asset
              117 Campus Drive                      Management, L.P.
      Princeton, New Jersey 08540-6400
            Audits the financial                 ADMINISTRATIVE OFFICES
        statements of the Program on             800 Scudders Mill Road
         behalf of the shareholders.          Plainsboro, New Jersey 08536
      --------------------------------
                                                     MAILING ADDRESS
                                                      P.O. Box 9011
                                            Princeton, New Jersey 08543-9011

                                                    TELEPHONE NUMBER
                                                     1-609-282-2000
                                                  Manages the Program's
                                                 day-to-day activities.
                                            --------------------------------

                   -----------------------------------------
                                 ADMINISTRATORS
                     Merrill Lynch, Pierce, Fenner & Smith
                                  Incorporated
                       Prudential Securities Incorporated
                        Morgan Stanley Dean Witter Inc.
                           Salomon Smith Barney Inc.
                   Assists in supervising all aspects of the
                             Program's operations.
                   -----------------------------------------



THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

                                                                         [LOGO]
[GRAPHIC] FOR MORE INFORMATION

Shareholder Reports

Additional information about the Program's                         The Municipal
investments is available in the Program's annual                 Fund Investment
and semi-annual reports to shareholders. In the             Accumulation Program
Program's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Program's performance during its last fiscal year. You may obtain these reports at no cost by calling
1-800-456-4587 ext. 789.

The Program will send you one copy of each shareholder report and certain other mailings, regardless of the number of Program accounts you have. To receive separate shareholder reports for each account, write to the Program Agent at its mailing address. Include your name, address, tax identification number and brokerage or Program account number. If you have any questions, please call your securities dealer or the Program Agent at 1-800-221-7771.

Statement of Additional Information The Program's
Statement of Additional Information contains further information about the Program and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Program at The Bank of New York, 101 Barclay Street, New York, New York
10007 or by calling 1-800-221-7771.

Contact your securities dealer or the Program at the telephone number or address indicated on the inside back cover of this prospectus if you have any questions.

Information about the Program (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internetsite at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference
Section of the SEC, Washington, D.C. 20549-6009.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED
IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT
FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

Investment Company Act file #811-2694
(Copyright)Fund Asset Management, L.P.













                                                                April    , 1999

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such State.


                     STATEMENT OF ADDITIONAL INFORMATION

              THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM
                            Shares of Common Stock

                           ------------------------


     The Municipal Fund Accumulation Program, Inc. (the "Program") is an open-end management investment company whose primary objective is to obtain tax-exempt income through investment in a diversified portfolio (the "Portfolio"), of state, municipal and public authority bonds. Shares of the Program are offered without sales charge to the holders of Units of certain series of Unit Trust Funds described in the Prospectus in order to provide a means for the automatic reinvestment of distributions of interest or dividend income and capital gains and principal on such Units in Shares of the Program on the Terms and Conditions of Participation set forth herein. The address of the Program is Box 9011, Princeton, New Jersey 08543-9011, and its telephone number is (609) 282-2000.


                           ------------------------


                              INVESTMENT ADVISER
                         FUND ASSET MANAGEMENT, L.P.
                                 ADMINISTRATORS
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                      PRUDENTIAL SECURITIES INCORPORATED
                       MORGAN STANLEY DEAN WITTER INC.
                          SALOMON SMITH BARNEY INC.


                           ------------------------


This Statement of Additional Information of the Program is not a prospectus and should be read in conjunction with the Prospectus of the Program (the "Prospectus") dated April [ ], 1999, which has been filed with the Securities and Exchange Commission and can be obtained without charge by calling or by writing the Program at the above telephone number or address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Program's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.


                           ------------------------


  The date of this Statement of Additional Information is April [  ], 1999.

                              TABLE OF CONTENTS



                                                                                                              PAGE
                                                                                                              -----
The Program................................................................................................      2
  In General...............................................................................................      2
  Terms and Conditions of Participation....................................................................      2
Investment Objective and Policies..........................................................................      4
  Risk Factors and Special Considerations Relating to Municipal Bonds......................................      5
  Description of Municipal Bonds...........................................................................      6
  Description of Short-Term Investment  ...................................................................      8
  Portfolio Management and Turnover Rate...................................................................      8
Investment Restrictions....................................................................................      9
Investment Advisory and Administration Agreements..........................................................     10
  Investment Advisory Agreement............................................................................     11
  Code of Ethics...........................................................................................     12
  Administration Agreement.................................................................................     12
Management of the Program..................................................................................     14
  Directors and Officers...................................................................................     14
  Remuneration of Directors................................................................................     15
Net Asset Value............................................................................................     15
Redemption of Shares.......................................................................................     16
Exchange Privilege.........................................................................................     17
Taxes and Dividends........................................................................................     17
Portfolio Transactions.....................................................................................     20
Performance Data...........................................................................................     21
General Information........................................................................................     22
  Organization of the Program..............................................................................     22
  Description of Shares....................................................................................     22
  Independent Auditors.....................................................................................     22
  Custodian, Transfer, Program and Dividend Disbursing Agent...............................................     22
  Legal Counsel............................................................................................     22
  Reports to Shareholders..................................................................................     22
  Shareholder Inquiries....................................................................................     23
  Additional Information...................................................................................     23
Financial Statements.......................................................................................     23
Description of Bond Ratings................................................................................     23

                                 THE PROGRAM


     IN GENERAL

     The primary investment objective of the Program, is to obtain tax-exempt income through investment in a diversified portfolio (the "Portfolio") of interest bearing long-and intermediate-term state, municipal and public authority bonds, the interest on which is, in the opinion of bond counsel to the issuing authorities, exempt from federal income tax (see "Investment Objectives and Policies" herein and "How the Program Invests" in the Prospectus for a discussion of the investment objectives and policies of the Program). This investment objective is a fundamental policy of the Program.



     The shares of capital stock, $.01 par value, of the Program ("Shares") are offered hereby without sales charge to the holders of units ("Units") of all series of Municipal Investment Trust Fund (the "Unit Trust Funds") and Defined Asset Funds--Municipal Insured Series. The Unit Trust Funds consist of a number of different unit investment trusts holding portfolios of state, municipal and public authority bonds. The Program has been formed to facilitate reinvestment of distributions on units (the "Units") of the various series of the Unit Trust Funds. Since the Program is an open-end investment company, the Shares are redeemable by the holder at the net asset value next determined after the receipt of the redemption request in proper form.



     TERMS AND CONDITIONS OF PARTICIPATION

     All persons who are or who become registered holders of Units of series of the Unit Trust Funds offering a reinvestment option are eligible to participate in the Program and are herein called "Holders." Holders include brokers or nominees of banks and other financial institutions which are or become registered holders of Units. Such eligibility is subject to the terms and conditions of participation (the "Terms and Conditions") set forth under this caption.



     Distributions on Units of series of the Unit Trust Funds offering a reinvestment option will be paid in cash unless Holders elect to reinvest such distributions in the Program by sending a notice in writing to the program agent. Each Holder participating in the Program will receive a copy of the Program's prospectus (the "Prospectus") and may request a copy of the Program's Statement of Additional Information (this "SAI"); a Holder not participating in the Program may request a copy of the Prospectus and this SAI. Holders of Units may elect to participate in the Program or to change a previous election by notice in writing to the program agent. Notice of any change in the basis of participation or of election to participate in the Program must be received by the program agent in writing at least ten days prior to the Record Day for the first distribution to which such notice is to apply.



     Under these Terms and Conditions, both distributions of interest income and distributions of capital gains, if any, and principal (or either such type of distribution) on Units of Holders participating in the Program will be invested without sales charge in Shares. Holders who are participating in the Program and whose Units are therefore subject to these Terms and Conditions are herein called "Shareholders." The Bank of New York (P.O. Box 974, Wall Street Station, New York, New York 10286-0974) will act as the program agent (the "Agent") for the Shareholders. All securities, cash and other similar assets of the Program will be held by the Agent as custodian. The Agent also acts as the Program's dividend disbursing agent, transfer agent and registrar and performs certain other services for the Program.



     Under these Terms and Conditions, each distribution of interest income and capital gains, if any, and principal on a Shareholder's Units, will, on the date of such distribution, automatically be received by the Agent on behalf of such Shareholder and applied to purchase Shares at net asset value, without sales charge. In the case of Holders of Units whose distributions of principal are being invested in the Program, the proceeds of redemption or payment at maturity of securities held in the unit investment trust represented by the Holder's Units will be invested in Shares, rather than being distributed in cash to the Holder. Net interest income, after expenses, received by the Program on obligations in its portfolio will be distributed by the Program monthly and net realized capital gains, if any, will be distributed at least annually. Such distributions will be reinvested automatically in Shares of the Program unless the Shareholder elects, by written notice to the Agent, not to have such distributions reinvested in Shares (see "Taxes and Dividends" herein).



     The Program has qualified and intends to continue to qualify (i) for the tax treatment applicable to "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code") and (ii) to pay "exempt-interest" dividends as permitted under the Code. Pursuant to such qualification, if the Program distributes to Shareholders (without regard to designated capital gains distributions) an amount equal to or in excess of the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income, such "exempt-interest" dividends reflecting tax-exempt interest received by the Program will be tax-exempt in the hands of Shareholders, except possibly where a Shareholder might be deemed to be a "substantial user," as defined in the Code, or subject to alternative minimum tax. The Program will not be subject to federal income tax on such part of its net capital gains, if any, as it distributes to Shareholders, although it may be subject to certain state and local taxes. For these purposes, any capital gains of the Program which are reinvested are considered to have been distributed (see "Taxes and Distributions" herein).



     In addition to their right to redeem their Shares and receive a payment equal to the net asset value thereof (see "Redemption of Shares and Exchange Privilege" herein), Shareholders may at any time, by so notifying the Agent in writing (the Agent will deliver a copy of such notice to the trustee for the respective series of the Unit Trust Funds), elect to (i) terminate their participation in the Program and thereafter receive all distributions on their Units in cash, (ii) terminate their participation in part as to distributions of capital gains and principal on their Units and thereafter receive distributions in cash out of the principal accounts for the respective Unit Trust Funds or
(iii) terminate their participation in part as to distributions of interest on their Units and thereafter receive future distributions in cash out of the interest accounts for the respective series.



     All the costs of establishing and administering the Program and these Terms and Conditions are borne by the Program. The administrators of the Program (the "Administrators") are Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), Prudential Securities Incorporated, Morgan Stanley Dean Witter Inc., and Salomon Smith Barney Inc., which are sponsors of Unit Trust Funds. The investment adviser to the Program is Fund Asset Management, L.P. (the "Adviser" or "FAM"), Box 9011, Princeton, New Jersey 08543-9011, a registered investment adviser and an affiliate of Merrill Lynch. The Adviser receives as annual compensation, payable monthly, for its services in connection with the Program a fee of 0.5% of the average net assets of the Program. The Administrators receive from the Adviser as annual compensation, payable monthly, for their services in connection with the Program a fee of 0.2% of the average net assets of the Program (see "Investment Advisory and Administration Agreements")



     The Agent will mail to each Shareholder a report of each transaction undertaken for such Shareholder in receiving distributions and purchasing Shares. Distributions on Units which are applied to purchase Shares are considered to have been distributed to Shareholders for federal income tax purposes, and all taxes which are payable in respect to such distributions must be paid by Shareholders regardless of participation in the Program.



     On tender for redemption of any or all of his Shares, a Shareholder will be entitled to receive within seven days a payment representing the net asset value of the Shares (including fractional Shares), provided that such right of redemption may be suspended or postponed under certain circumstances described under "Redemption of Shares and Exchange Privilege" herein



     If the Holder is a broker or a nominee of a bank or another financial institution, the trustee and Agent will apply these Terms and Conditions on the basis of the respective numbers of Units certified from time to time by such Holder to be the total numbers of Units registered in such Holder's name and held for the accounts of beneficial owners who are to participate in the Program, upon the several bases of participation offered by the Program at the time. It is anticipated, however, that, due to administrative problems connected with Units held in "street name" other than by Merrill Lynch, such Units will be registered in the names of the beneficial owners thereof unless such owners elect not to participate in the Program.



     Merrill Lynch or its nominee holds in its name Program Shares for the accounts of customers whose Unit Trust Funds are held in Merrill Lynch accounts and who elect to reinvest in the Program. These Shares may be transferred to an account in the customer's name with the Agent upon request. Merrill Lynch maintains records identifying the names and addresses of these customers and their Share balances, and will be compensated for these services by the Agent out of fees it receives from the Program. During the fiscal year ended
December 31, 1998, the Agent paid Merrill Lynch $[         ] for these services.



     Experience may indicate that changes in these Terms and Conditions are desirable or that this offering should be terminated. Such changes may be made or this offering may be terminated at the direction of the Board of Directors of the Program (the "Board") without notice to any Shareholder. The Board may at any time appoint a substitute agent or an additional agent to act for the Program.

                      INVESTMENT OBJECTIVES AND POLICIES


     The primary investment objective of the Program is to obtain tax-exempt income through investment in a diversified portfolio (the "Portfolio") of interest bearing long- and intermediate-term state, municipal and public authority bonds, the interest on which is, in the opinion of bond counsel to the issuing authorities, exempt from federal income tax ("Municipal Bonds" or "Bonds").



GENERAL



     In making the Program's investments in Municipal Bonds, the Adviser considers the following factors, among others:



          (i) the quality of the bonds, (a) not less than 75% of which (determined on the basis of current value) will at the time of acquisition be rated "A" or better by Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") and all of which will at such time be rated "BBB" or better by Standard & Poor's or Fitch IBCA, Inc. ("Fitch"), or "Baa" or better by Moody's or (b) which will have, in the opinion of the Adviser, similar credit characteristics. (Under current market and other conditions, the Board has determined that all of the Bonds in which the Program invests will at the time of acquisition be rated "BBB" or "Baa" or better by either of such rating agencies or will have, in the opinion of the Adviser, similar credit characteristics. No split-rating below "BBB" or "Baa" by one or more of such rating agencies at the time of the acquisition will be permitted). (See "Description of Bond Ratings" for a description of the rating categories);



          (ii) the yield and price of the Bonds relative to other Bonds of comparable quality and maturity; and



          (iii) the diversification of the Bonds as to purpose of issue and location of issuer, taking into account the availability in the market of issuers which meet the Program's quality, rating, yield and price criteria.



     While the Program will invest the proceeds of the sale of its Shares (and other cash proceeds such as those generated by redemptions, maturities or sales of portfolio securities) as promptly as possible, some short period of time may elapse between the time the Program receives such proceeds and the time such proceeds are invested by the Program. However, the Program reserves the right to extend such period for defensive purposes. During such periods such proceeds may be held in cash or invested in temporary investments (principally state, municipal and public authority notes, bonds and commercial paper) ("Temporary Investments") that have credit characteristics, in the opinion of the Adviser, similar to those provided for other portfolio securities and the interest income on which is, in the opinion of counsel to the issuing authorities, exempt from federal income tax. The Program will not invest in short-term obligations other than those on which the interest income is, in the opinion of counsel to the issuing authorities, exempt from federal income tax. The Fund may also invest in variable rate demand obligations ("VRDOs") and VRDOs in the form of particpation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by a financial institution.



     The fact that a Bond may cease to be rated or that its rating may be reduced below the ratings referred to above will not require that it be eliminated from the Portfolio but will be considered by the Adviser in determining whether it should be retained or sold.



     A portion of the Program's assets may be invested in Bonds rated BBB by Standard & Poor's or Fitch or Baa by Moody's. Although Bonds rated BBB by Standard & Poor's or Fitch normally exhibit adequate protection parameters, they entail a greater degree of risk and are of a more speculative nature than obligations rated in the higher categories. Therefore, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt obligations in this category than in higher rated categories. Bonds rated Baa by Moody's are also speculative in nature and entail greater risks than those rated in higher categories. Although interest payments and principal security may appear adequate for the present, certain protective elements may be lacking or may be characteristically unreliable over any great length of time. See "Description of Bond Ratings" for a description of rating categories.



     At the time that Bonds are originally issued, opinions relating to the validity of such Bonds and to the exemption of interest thereon from federal income taxes are rendered by counsel to the respective issuing authorities. Neither the Program nor the Adviser nor the Administrators nor the Agent, nor their counsel, will make any review of the proceedings relating to the issuance of the Bonds or the basis for such opinions.



     The Program does not intend to concentrate its investments in obligations of any one state.



RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL BONDS



     The risks and special considerations involved in investment in Municipal Bonds vary with the types of instruments being acquired. See "Investment Objective and Policies--Description of Municipal Bonds".



     The value of Municipal Bonds generally may be affected by uncertainties in the municipal markets as a result of legislation or litigation changing the taxation of Municipal Bonds or the rights of Municipal Bond holders in the event of a bankruptcy. Municipal bankruptcies are rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to Municipal Bond issuers could produce varying results among the states or among Municipal Bond issuers within a state. These uncertainties could have a significant impact on the prices of the Municipal Bonds in which the Program invests.



     The suitability for any particular investor of a purchase of shares of the Program will depend upon, among other things, such investor's investment objectives and such investor's ability to accept the risks of investing in such markets, including the loss of principal.



     As discussed in the Prospectus, an investment in the Program should be made with an understanding of the risks which an investment in fixed-rate long- and intermediate-term debt obligations may entail, including the risk that the value of the Program's portfolio, and hence the net asset value of the Shares, will decline with increases in interest rates. Interest rates and, thus, the value of the fixed rate debt obligations, have fluctuated substantially in recent periods and may continue to do so in the future.



     The yields on Bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's and Standard & Poor's and Fitch represent their opinions as to the quality of the Bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Bonds with the same maturity, coupon and rating may have different yields, while Bonds of the same maturity and coupon with different ratings may have the same yield.



     Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Program is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting changes in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on any school Bonds which may be in the Portfolio.



     Certain of the Bonds in the Portfolio may be bonds of issuers (including California issuers) who rely in whole or in part on ad valorem real property taxes as a source of revenue. An amendment to the constitution of the State of California approved in 1978, commonly referred to as "Proposition 13," provides for strict limitations on such ad valorem real property taxes and has had a significant impact on the taxing powers of local governments and on the financial conditions of school districts and local governments in California. As of the date hereof, none of the Bonds in the Portfolio and none of the ratings thereof have been directly affected by Proposition 13, but there is no assurance that there will be no such adverse effects in the future. Similar proposals, in the form of state legislative proposals or voter initiatives, to limit ad valorem real property taxes have been introduced in various other states. It is not possible at this time to predict the final impact of Proposition 13, or of similar future legislative or constitutional measures, on school districts and local governments or on their abilities to make future payments on their outstanding debt obligations.



     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Bonds or for making available to municipal issuers alternative sources of funds or credit which might result in substantial amounts of financing being made available from other sources--such as the issuance of taxable bonds accompanied by a partial federal subsidy of interest payments thereon. Similar proposals may be advanced in the future. If these proposals or similar proposals were to be enacted, the availability of Bonds for investment by the Program and the value of the Program's Portfolio would be affected. Additionally, the Program would reevaluate its investment objectives and policies and consider changes in the structure of the Program, subject to any applicable requirement for Shareholder approval.



     Description of Municipal Bonds.

     Set forth below is a detailed description of the Municipal Bonds and Temporary Investments in which the Program may invest. Information with respect to ratings assigned to tax-exempt obligations that the Program may purchase is set forth under the heading "Description of Bond Ratings". See "How the Program Invests" in the Prospectus.



     The Tax Reform Act of 1986 (the "1986 Act") made substantial changes to the rules regarding the tax treatment of state and local government bonds. Among other changes, the 1986 Act narrowed the scope of state and local government bonds which qualify for exemption, and introduced the concept of "private activity bonds" to replace the prior law concept of "industrial development bonds." In addition to investing in Bonds which are subject to the current rules under the 1986 Act and subsequent legislation, the Program holds and will continue to hold Bonds, including industrial development bonds, which were issued prior to the 1986 Act and which continue to be tax-exempt.


     The types of Bonds which may be purchased for the Portfolio include debt obligations issued to obtain funds for various public purposes, including, among other purposes, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, street and water and sewer works. Other such public purposes include the refunding of outstanding obligations and obtaining funds for general operating expenses and lending to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, airport, public transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the types of Bonds which may be acquired by the Program if the interest paid thereon is exempt from federal income tax in the opinion of counsel for the issuing governmental authority. Other types of private activity bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of privately-operated manufacturing facilities, may also qualify for such tax exemption, although the current federal tax laws place substantial limitations on the size of such issues.


     General Obligation Bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxing power of any governmental entity may be limited, however, by provisions of its state constitution or laws, and an entity's creditworthiness will depend on many factors, including potential erosion of its tax base due to population decline, natural disasters, decline in the state's industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes and the extent to which the entity relies on Federal or state aid, access to capital markets or other factors beyond the state's or entity's control. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer's maintenance of its tax base.



     Revenue Bonds. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user or the facility being financed; accordingly the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source.



     IDBs and Private Activity Bonds. The Program may purchase IDBs and private activity bonds. IDBs and private activity bonds are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity which may or may not be guaranteed by a parent company or otherwise secured. IDBs and private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should be aware that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. Continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity's dependence on revenues for the operation of the particular facility being financed. The Program may not be an appropriate investment medium for entities that are a "substantial user of facilities" financed by private activity bonds or for investors who are "related persons" thereof within the meaning of Section 147(a) of the Code.



     "Moral Obligation" Bonds. The Program also may invest in the "moral obligation" bonds, which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.



     Municipal Lease Obligations. Also included within the general category of Bonds are participation certificates in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, a lease obligation is frequently backed by the lessee's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. The Program may not invest in illiquid lease obligations if such investment, together with all other illiquid investments, would exceed 15% of the Program's net assets. The Program may, however, invest without regard to such limitation in lease obligations which the Adviser, pursuant to guidelines which have been adopted by the Board of Directors and subject to the supervision of the Board, determines to be liquid. The Adviser will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of BBB or better by Standard & Poor's or Fitch, or Baa or better by Moody's. Unrated lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the latter, the Adviser must, among other things, also review the creditworthiness of the entity obligated to make payment under the lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.



     Forward Commitments. Municipal Bonds may be purchased or sold on a delayed delivery basis or may be purchased on a forward commitment basis at fixed purchase terms with periods of up to 45 days between the commitment and settlement dates. The purchase will be recorded on the date the Program enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Program's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Program will be established with The Bank of New York (101 Barclay Street, New York, New York 10007, the custodian (the "Custodian") and Agent for the Program, consisting of cash or liquid securities having a market value at all times until the delivery date at least equal to the amount of its commitment in connection with such delayed delivery and purchase transactions. Although the Program will generally enter into forward commitments with the intention of acquiring securities for its Portfolio, the Program may dispose of a commitment prior to settlement if the Adviser deems it appropiate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Program will enter into forward commitment or delayed delivery arrangements only with respect to securities in which it may otherwise invest.

     Description of Short-Term Investments



     The Program may invest in short-term tax-exempt instruments subject to the limitations set forth above and in the Prospectus under "How the Fund Invests". The tax-exempt money market securities may include municipal notes, municipal commercial paper, municipal bonds with a remaining maturity of less than one year, variable rate demand notes and participations therein.



     Municipal Notes. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the note may not be fully repayed and the Program may lose money.



     Municipal Commercial Paper. Municipal commercial paper is generally unsecured and issued to meet short-term financing needs. The lack of security presents some risk of loss to the Program.



     Variable Rate Demand Obligations. VRDOs are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand on the part of the holder thereof to receive payment of the unpaid balance plus accrued interest upon a short notice period not to exceed seven days. There is, however, the possibility that because of default or insolvency the demand feature of VRDOs and Participating VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to up to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDOs, at approximately the par value of the VRDOs on the adjustment date. The adjustments typically are based upon the Public Securities Association Index or some other appropriate interest rate adjustment index. The Program may invest in all types of tax-exempt instruments currently outstanding or to be issued in the future which satisfy the short-term maturity and quality standards of the Program.



     Participating VRDOs provide the Program with a specific undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution upon a specified number of days notice, not to exceed seven days. In addition, the Participating VRDO is backed by an irrevocable letter of credit or guaranty of the financial institution. The Program would have an undivided interest in the underlying obligation and thus participate on the same basis as the financial institution in such obligation except that the financial institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment. The Program has been advised by its counsel that the Program should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations.



     VRDOs that contain an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDO with a demand notice period exceeding seven days will therefore be subject to the Program's restriction on illiquid investments unless, in the judgment of the Board, such VRDO is liquid. The Board may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidity of such VRDOs. The Board, however, will retain sufficient oversight and will be ultimately responsible for such determinations.



     The short-term tax-exempt instruments in which the Program may invest will be in the following rating categories at the time of purchase: MIG-1/VMIG-1 through MIG-4/VMIG-4 for notes and VRDOs and Prime-1 through Prime-3 for commercial paper (as determined by Moody's), SP-1 through SP-2 for notes and A-1 through A-3 for VRDOs and commercial paper (as determined by S&P), or F-1 through F-3 for notes, VRDOs and commercial paper (as determined by Fitch). Temporary investments, if not rated, must be of comparable quality in the opinion of the Adviser. In addition, the Program reserves the right to invest temporarily a greater portion of its assets in temporary investments for defensive purposes, when, in the judgment of the Adviser, market conditions warrant.



     PORTFOLIO MANAGEMENT AND TURNOVER RATE

     The Program will attempt to attain its investment objectives by careful initial selection of Bonds with a view to holding them for investment. However, the Program reserves the right to sell Portfolio securities whenever it deems such action advisable to maintain competitive yields or to protect capital in the event the business of an issuer has deteriorated or, in the opinion of the Adviser, is likely to deteriorate or when the period of time to maturity on Portfolio securities has shortened to such an extent as to make it undesirable, in the opinion of the Adviser, to retain such securities in the Portfolio or when it believes that it is desirable for defensive purposes and in anticipation of a rise in interest rates to sell Portfolio securities and invest the proceeds temporarily in short-term obligations which have credit characteristics, in the opinion of the Adviser, similar to those provided for other Portfolio securities and the interest income on which is, in the opinion of counsel to the issuing authorities, exempt from federal income tax. Portfolio turnover rate is calculated by dividing the lesser of purchases or sales (not including purchases or sales of short-term obligations and subsequent reinvestments in Bonds as described above) of Portfolio securities for the year by the monthly average value of Portfolio securities.


                            INVESTMENT RESTRICTIONS

     The following investment restrictions are deemed fundamental policies of the Program and may be changed only by the vote of the lesser of (1) the holders of 67% of the Program's outstanding voting securities present at a meeting if the holders of more than 50% of such outstanding voting securities are present in person or by proxy or (2) the holders of more than 50% of the Program's outstanding voting securities.

     The Program will not:


           (1) invest in securities or other investments other than Bonds and short-term tax exempt securities, the interest on which is, in the opinion of counsel to the issuing authorities, exempt from federal income tax;



           (2) purchase securities on margin (but the Program may obtain such short term credits as may be necessary for the clearance of purchases and sales of securities), make short sales of securities, maintain a short position or write or purchase put or call options;


           (3) borrow money, except from banks as a temporary measure for emergency purposes, where such borrowings would not exceed 5% of its total assets (taken at current value);

           (4) pledge assets except to secure indebtedness permitted by
     (3) above, with pledged assets to be no more than 10% of its total net assets (taken at current value);

           (5) purchase any security if as a result (a) more than 5% of the Program's total assets (taken at current value) would be invested in securities of the issuer thereof (other than securities issued or guaranteed by the United States government) or (b) the Program would hold more than 10% of any class of securities of the issuer thereof other than securities issued or guaranteed by the United States government (taking all debt issued as a single class) or more than 10% of the voting securities of the issuer thereof;

           (6) invest for the purpose of exercising control or management of any company;

           (7) invest in securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction approved by the Program's Shareholders;

           (8) make investments in oil, gas or other mineral exploration programs, commodities, commodity contracts or real estate, although the Program may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein;

           (9) act as an underwriter except as it may be deemed such in a sale of restricted securities;

          (10) participate on a joint (or joint and several) basis in any trading account in securities (the "bunching" of orders for the sale or purchase of Portfolio securities with other funds or accounts advised or sponsored by the Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve the best overall execution not being considered participation in a trading account in securities);

          (11) purchase or retain securities of an issuer if, to the knowledge of the Program, an officer or director of the Program or the Adviser owns beneficially more than 1/2 of 1% of such shares or securities of such issuer and all such directors and officers owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities; or

          (12) make loans, except through the purchase of debt obligations.

     Except in the case of the restriction set forth in clause (11), the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

     For purposes of the investment restrictions set forth in clause (8), the term "exploration programs" includes oil, gas or other mineral leases, as well as exploration programs.


     Because of the affiliation of Merrill Lynch with the Adviser, the Program is prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates except pursuant to an exemptive order under the Investment Company Act of 1940, as amended (the "Investment Company Act"). See "Portfolio Transactions." Without such an exemptive order the Program would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.



     Illiquid Securities. The Program may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Program's assets in illiquid securities may restrict the ability of the Program to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Program's operations require cash, such as when the Program redeems shares or pays dividends, and could result in the Program borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.



     Borrowing and Leverage. The use of leverage by the Program creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Program shares and in the yield on the Program's portfolio. Although the principal of such borrowings will be fixed, the Program's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Program which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Program will have to pay on the borrowings, the Program's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Program will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Program's leveraged position if it expects that the benefits to the Program's shareholders of maintaining the leveraged position will outweigh the current reduced return.



               INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS



     INVESTMENT ADVISORY AGREEMENT

     Pursuant to an Investment Advisory Agreement (the "Agreement"), the
Adviser has agreed, subject at all times to the general supervision of the Board, to (1) manage the Portfolio of the Program in accordance with its investment objectives and policies and furnish to the Program investment advice and (2) (a) assist in supervising all aspects of the Program's operations including coordinating all matters relating to the functions of the Agent, Custodian and other parties performing operational functions for the Program;
(b) provide the Program, at the Adviser's expense, with the services of such persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Program, including duties in connection with Shareholder relations, reports, redemption requests and account adjustments and the maintenance of certain non-accounting Program books and records; (c) provide the Program, at the Adviser's expense, with adequate office space and related services; (d) supervise and administer the operation of the Exchange Privilege referred to in "Redemption of Shares" and "Exchange Privilege"; and (e) to the extent required by then current federal securities laws, regulations thereunder or interpretations thereof, pay for the printing of all Program prospectuses used in connection with the distribution and sale of the Shares (a regulation permits investment companies to pay such expenses only when an agreement to that effect has been approved by shareholders and subject to various other conditions). In return the Program has agreed to pay a fee each month to the Adviser at the annual rate of 0.5% of the value of the Program's average daily net assets from the beginning of the year to the end of such month. For the fiscal years ended December 31, 1996, 1997 and 1998, the advisory fees paid by the Program to the Adviser aggregated $2,806,869, $2,678,488 and
$[           ], respectively.



     The Program pays all the other costs and expenses incurred in connection with its organization and operations, including: fees of the program agent, transfer agent, custodian and dividend disbursing agent; costs of printing and mailing stock certificates, shareholder reports, proxy materials and (except to the extent borne by the Adviser or the Administrators) prospectuses and statements of additional information; legal and auditing fees; costs and expenses of the sale, issue and redemption of its Shares (including fees and expenses of registering the Shares under federal and state securities laws); fees and expenses of unaffiliated directors; costs of accounting and pricing services (including the daily calculation of net asset value); interest, brokerage costs, insurance and taxes. Accounting services are provided for the Program by the Adviser, and the Program reimburses the Adviser for its costs in connection with such services. For the fiscal year ended December 31, 1998, such
reimbursement amounted to and $[      ]. For the fiscal year ended December 31,
1998, the Program's total expenses were [       ] (representing [   ]% of its
average net assets).


     The Agreement provides that the use of the name "The Municipal Fund Investment Accumulation Program" by the Program is non-exclusive and that the Adviser may allow other persons, including other investment companies, to use the name. The name may also be withdrawn by the Adviser, in which event the Adviser has agreed to present the question of continuing the Agreement to a vote of the Shareholders.


     The Agreement will continue from year to year if approved at least annually either (i) by a vote of a majority of the Program's Shares or (ii) by the Board and, in each case, by the vote of a majority of those directors who are not parties to the Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. It was approved by Shareholders on June 5, 1987 and by the Board (including all of the non-interested directors) on [March 30, 1999]. The Agreement provides that the Adviser shall have no liability to the Program or any Shareholder for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the Agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the Adviser's part or from reckless disregard by the Adviser of its obligations and duties under the Agreement. The Agreement automatically terminates upon its assignment, is terminable, without penalty, by the Board or by vote of the holders of a majority of the Shares on 60 days' notice to the Adviser and by the Adviser on 90 days' notice to the Program. The Adviser's right to terminate could operate to the disadvantage of or work a hardship on the Program.



     THE ADVISER

     The Adviser to the Program is Fund Asset Management, L.P. (the general partner of which is Princeton Services Inc., a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is itself a wholly-owned affiliate of ML & Co. and has its principal place of business at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. ML & Co. has its principal place of business at World Financial Center, North Tower, 250 Vesey Street, New York, New York, 10281.



     FAM is part of the Merrill Lynch Asset Management Group ("AMG"), which acts as the investment adviser for more than 100 other registered investment companies and also offers portfolio management and portfolio analysis services to individual and institutional accounts. As of Janaury 1999, AMG had a total of approximately $507 billion in investment company and other portfolio assets under management, including assets managed for certain affiliates.


     The Agreement is non-exclusive, and the Adviser, as well as certain of its affiliates, is in the business of furnishing investment advice to individuals, institutional clients and other investment companies, including other investment accumulation programs. The fees charged to these clients vary in accordance with the type of client and services rendered. Merrill Lynch, an affiliate of the Adviser, is engaged in the underwriting, securities and commodities brokerage business and is a member organization of the New York Stock Exchange, other major securities exchanges and commodity exchanges, and the National Association of Securities Dealers, Inc. Merrill Lynch Asset Management, L.P. ("MLAM"), an affiliate of the Adviser, is an indirect wholly-owned affiliate of ML & Co.
and is engaged in the investment advisory business.

     Securities held by the Program may also be held by other funds or accounts for which the Adviser acts as adviser or by its investment advisory clients. If purchases or sales of securities for the Program or other funds or accounts for which it acts or for their clients arise for consideration at or about the same time, the Adviser will attempt, subject to applicable laws and regulations, to allocate equitably portfolio transactions among the Program and the portfolios of its other investment funds or accounts whenever decisions are made to purchase or sell securities for the Program and one or more of such other funds or accounts simultaneously. In making such allocations, the main factors to be considered will be the respective investment objectives of the Program and such other funds and accounts, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment by the Program and such other funds and accounts, the size of investments held by the Program and such other funds and accounts, and opinions of the persons responsible for recommending investments to the Program and such other funds and accounts. While this procedure could have a detrimental effect on the price and amount of the securities available to the Program from time to time, it is the opinion of the Board that the benefits available from the Adviser's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions. To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


CODE OF ETHICS

     The Board of Directors of the Program has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act, which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on the Program's investment personnel.



     The Codes require that all employees of the Adviser preclear any personal securities investments (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Program within periods of trading by the Program in the same (or equivalent) security (15 or 30 days depending upon the transaction).



ADMINISTRATION AGREEMENT

     The Adviser has entered into an agreement (the "Administration Agreement") with the Administrators for the performance by them, at their expense, on behalf of the Adviser of the administrative functions described in clause (2) of the first paragraph under "Investment Advisory Agreement" which the Adviser is obligated to perform and has agreed to pay to the Administrators an aggregate monthly fee at the annual rate of 0.2% of the value of the Program's average daily net assets from the beginning of the year to the end of such month. The fee so payable by the Adviser will be allocated among the Administrators in the following respective percentages: Merrill Lynch, 48%; Prudential, 21%; Morgan Stanley Dean Witter, 21%; and Salomon Smith Barney, 10%.


     Merrill Lynch has been appointed by the other Administrators as agent for purposes of taking any action under the Administration Agreement with respect to the Program by power of attorney executed by such Administrators and filed with the Program and the Agent. Provision is also made under the Administration Agreement that if the Administrators are unable to agree in respect to action to be taken jointly by them thereunder and cannot agree as to which Administrators shall continue to act as Administrators, then Merrill Lynch shall continue to act as sole Administrator. Similarly, if one or more of the Administrators fail to perform their duties under the Administration Agreement or become incapable of acting or become bankrupt or if their affairs are taken over by public authorities, then each such Administrator shall be automatically discharged under the Administration Agreement, and the remaining Administrators shall act as sole Administrators. In addition, the Administration Agreement is terminable, without penalty, by the Adviser on 60 days' notice to the Administrators and by the Administrators, acting as a group, on 90 days' notice to the Adviser. The Administrators' right to terminate could operate to the disadvantage of or work a hardship on the Program.

     The Administration Agreement is non-exclusive, and the Administrators, as well as their affiliates, may furnish similar administrative services to other clients, including other investment accumulation programs. The fees charged to these clients may vary in accordance with the type of client and services rendered. Each of the Administrators has acted as sponsor of a number of series of the Corporate Income Fund, the Municipal Income Fund, the Municipal Investment Trust Fund, Liberty Street Trust (Corporate Monthly Payment Series or Municipal Monthly Payment Series) or the International Bond Fund and other series of these unit investment trust investment companies and proposes to act in the future as a sponsor of new series thereof. Each of the Administrators has also acted as principal underwriter and managing underwriter of other investment companies. Each Administrator, in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as broker or dealer in securities.

                             MANAGEMENT OF THE PROGRAM



DIRECTORS AND OFFICERS



     Responsibility for the Program's management rests with the Board, which meets at least quarterly to oversee the implementation of the Program's investment policies and which must approve the renewal of the Agreement. The Directors of the Program consist of six individuals, five of whom are "interested persons" of the Program as defined in the Investment Company Act. The Directors of the Program are responsible for the overall supervision of the operations of the Program and perform the various duties imposed on the directors of investment companies by the Investment Company Act. The Board of Directors elects officers of the Program annually.


     The Directors and Officers of the Program, their ages, and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.


     ARTHUR ZEIKEL (66)--President and Director (1)(2)--Chairman of the Adviser and MLAM from 1997 to 1999; President of MLAM and FAM from 1977 to 1997; Chairman of Princeton Services from 1997 to 1999 and Director thereof from 1993 to 1999; President of Princeton Services, Inc. ("Princeton Services") from 1993 to 1997; Executive Vice President of ML & Co. from 1990 to 1999.



     RONALD W. FORBES (58)--Director(2)--1400 Washington Avenue, Albany, New York 12222. Associate Professor of Finance, School of Business, State University of New York at Albany since 1989; Consultant, Urban Institute, Washington, D.C. since 1995.



     CYNTHIA A. MONTGOMERY (46)--Director(2)--Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163. Professor, Harvard Business School, since 1989; Associate Professor, J.L. Kellog Graduate School of Management, Northwestern University from 1985 to 1989; Assistant Professor, Graduate School of Business Administration, The University of Michigan from 1979 to 1985; Director, UNUM Corporation since 1990 and Director of Newell Co. since 1995.



     CHARLES C. REILLY (67)--Director(2)--9 Hampton Harbor Road, Hampton Bays, New York 11946. Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnhold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, University of Pennsylvania from 1989 to 1990; Partner, Small Cities Cable Television from 1986 to 1997.



     KEVIN A. RYAN (66)--Director(2)--127 Commonwealth Avenue, Chestnut Hill, Massachusetts 02167. Founder, current Director of The Boston University Center for Advancement of Ethics and Character; Professor of Education at Boston University since 1982; formerly taught on the faculties of The University of Chicago, Stanford University and Ohio State University.



     RICHARD R. WEST (61)--Director(2)--Box 604, Genoa, Nevada 89411. Professor of Finance since 1984, and Dean from 1984 to 1993, and currently Dean Emeritus of New York University Leonard N. Stern School of Business Administration; Director of Bowne & Co., Inc., Vornado Realty Trust, Inc., Smith-Corona Corporation and Alexander's Inc.



     TERRY K. GLENN (58)--Executive Vice President(1)(2)--800 Scudders Mill Road, Plainsboro, New Jersey 08536. Executive Vice President of the Adviser and MLAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Merrill Lynch Funds Distributor, Inc. (the "Distributor") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.


     VINCENT R. GIORDANO (54)--Senior Vice President(1)(2)--800 Scudders Mill Road, Plainsboro, New Jersey 08536. Senior Vice President of the Adviser and MLAM since 1984; Senior Vice President of Princeton Services since 1993; Vice President of the Adviser from 1980 to 1984.


     DONALD C. BURKE (38)--Vice President and Treasurer(1)(2)--800 Scudders Mill Road, Plainsboro, New Jersey 08536. Senior Vice President and Treasurer of the Adviser and MLAM since 1999; Senior Vice President and Treasurer of Princeton Services; Vice President of Princeton Funds Distributor, Inc. since 1999; First Vice President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997.

     KENNETH A. JACOB (48)--Vice President(1)(2)--800 Scudders Mill Road, Plainsboro, New Jersey 08536. First Vice President of the Adviser and MLAM since 1984.



     ROBERTO ROFFO (33)--Vice President(1)(2)--800 Scudders Mill Road, Plainsboro, New Jersey 08536. Vice President of MLAM since 1993 and Portfolio Manager of the Program since 1997.



     SUSAN B. BAKER (41)--Secretary(1)(2)--800 Scudders Mill Road, Plainsboro, New Jersey 08536. Director (Legal Advisory) of the Adviser since 1999; Vice President of the Adviser since 1993; attorney associated with the Adviser since 1987.

------------------
(1) Interested person, as defined in the Investment Company Act, of the Program.

(2) The Directors and officers of the Program are Directors or officers of certain other investment companies for which the Adviser or MLAM acts as investment adviser.


     Set forth below is a chart showing the aggregate compensation paid by the Program to each of its non-affiliated Directors (for the fiscal year ended December 31, 1998 and, for the calendar year ended December 31, 1998, the total compensation paid to each Director of the Program by the Program and by other investment companies advised by the Adviser or MLAM for their services as Directors or Trustees of such investment companies).



                                                                                TOTAL COMPENSATION
                                         AGGREGATE        PENSION OR            FROM PROGRAM AND
                                         COMPENSATION    RETIREMENT BENEFITS    FUND COMPLEX
                                         FROM THE        ACCRUED AS PART OF        PAID TO
NAME OF DIRECTOR                          PROGRAM        PROGRAM EXPENSES         DIRECTORS
--------------------------------------   ------------    -------------------    ------------------
Ronald W. Forbes(1)...................      $1,500               None                $192,567
Cynthia A. Montgomery(1)..............      $1,500               None                $192,567
Charles C. Reilly(1)..................      $2,500               None                $362,858
Kevin A. Ryan(1)......................      $1,500               None                $192,567
Richard R. West(1)....................      $1,500               None                $330,125


------------------

(1) The Directors serve on the boards of other MLAM/FAM Advised Funds as follows: Mr. Forbes (37 registered investment companies consisting of 50 portfolios), Ms. Montgomery (37 registered investment companies consisting of 50 portfolios), Mr. Reilly (56 registered investment companies consisting of 69 portfolios), Mr. Ryan (37 registered investment companies consisting of 50 portfolios) and Mr. West (58 registered investment companies consisting of 83 portfolios).


     The Program has an Audit Committee consisting of all the directors of the Program who are not interested persons of the Program.


     REMUNERATION OF DIRECTORS--On March 31, 1999, shares of the Program owned by all officers and directors of the Program as a group aggregated less than 1% of the total of such shares then outstanding. The Program pays each non-affiliated director an annual fee of $800 plus $100 per quarterly meeting attended and an annual fee of $300 for serving on the Program's Audit Committee, except for the Chairman of the Audit Committee who receives an annual fee of $1,000. The Program will also pay the out-of-pocket expenses of such directors relating to attendance at Meetings.





                                NET ASSET VALUE



     Reference is made to "How Shares are Priced" in the Prospectus.


     The net asset value per Share of the Program is determined by dividing the net assets of the Program by the number of its outstanding Shares. The net assets of the Program are its gross assets less its liabilities as determined in accordance with generally accepted accounting principles. It is the ultimate responsibility of the Board to establish standards for the valuation of the Portfolio securities for purposes of determining net asset value of the Program. The Program has made arrangements with Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc., 65 Broadway, New York, New York 10006 ("Kenny"), to furnish to the Program and the Agent, on each day that the New York Stock Exchange (the "NYSE") is open for trading immediately after the declaration of dividends, estimated values (as of 15 minutes after the close of business on the NYSE, generally 4:00 P.M., New York City time) of Portfolio securities for purposes of computation of net asset value of the Shares. The NYSE is not open for trading on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Board has examined the methods to be used by Kenny in estimating the value of Portfolio securities and believes that such methods will reasonably and fairly approximate the price at which Portfolio securities may be sold and will result in a good faith determination of the fair value of such securities; however, there is no assurance that the Portfolio securities can be sold at the prices at which they are valued.

     Due to the nature of the secondary market for Municipal Bonds it is unlikely that current last sale transactions or unsolicited bids will be regularly available for most of the securities in the Portfolio. The method used by Kenny to value such Portfolio securities is to obtain "quotes" on comparable securities of comparable quality and to value such Portfolio securities similarly. These values are not bids or actual last sale prices but are estimates of the price at which Kenny believes the Program could sell such Portfolio securities.

     Portfolio securities with respect to which a last sale transaction is available will be valued by Kenny at such last sales transaction unless in its judgment such last sale transaction does not fairly and accurately represent the price at which such Portfolio securities may be sold. If there are current unsolicited bids outstanding for Portfolio securities with respect to which there are no such last sale transactions, Kenny will value such Portfolio securities within the range of bid and asked prices it considers best to represent the price at which such Portfolio securities can be sold in light of the then existing circumstances, unless in its judgment such range does not fairly and accurately represent the range in which such Portfolio securities may be sold.

                              REDEMPTION OF SHARES


     Shareholders have the right to redeem their Shares at net asset value by surrendering the certificates therefor properly endorsed with the signatures guaranteed by an "eligible guarantor institution" as such term is defined by Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by the Agent through the use of industry publications, together with a request for redemption at the office of the Agent, The Bank of New York, (P.O. Box 974, Wall Street Station, New York, New York 10286-0974). If certificates have not been issued, only delivery of the request for redemption (with signature guaranteed as set forth above) is required. The Program has arranged, however, for an exemption from the signature guarantee requirement for redemptions involving less than $5,000 on the date of receipt by the Agent of all the necessary documents where the proceeds are to be reinvested through one of the Administrators in units of Municipal Investment Trust Fund, Government Securities Income Fund, Corporate Income Fund, Defined Asset Funds, Equity Investor Fund or International Bond Fund (the "Unit Trusts") which are to be registered in the names of the registered owners of the Shares. This exemption may be reduced or eliminated without prior notice. A guarantee of each Shareholder's signature is required for all redemptions, regardless of the amount involved, where the proceeds are to be paid to Shareholders or where the units of the Unit Trusts to be purchased are to be registered in names different from those of the registered owners of the Shares.



     The redemption price will be the net asset value next determined after either (i) the certificates are tendered for redemption or (ii) if no certificates have been issued, a request for redemption is received in good order as set forth above. The price received upon redemption may be more or less than the amount paid by the Shareholder depending on the net asset value of the Shares at the time of redemption. Payment of the redemption price must be made within seven days after proper tender unless further postponement is permissible under the Investment Company Act by reason of closing of or restriction of trading on the NYSE or other emergency.



     Any of the Administrators may accept orders from dealers with whom they have satisfactory agreements for the repurchase of Shares held by Holders. Repurchase orders received by the dealer prior to the close of business on the NYSE (generally 4:00 P.M., New York City time) on any business day and transmitted by the Administrator prior to the close of its business day (generally 4:00 P.M., New York City time) are redeemed at the price determined as of the close of business on the NYSE on such day. Repurchase orders received after the close of business on the NYSE on any business day are redeemed at a price determined as of the close of business on the NYSE on the next business day. It is the responsibility of the dealers to transmit orders so that they will be received by the Administrator prior to its close of business. This repurchase arrangement is discretionary and may be withdrawn. There is no additional charge by the Program for repurchases.


     The right of redemption may be suspended during any period when the NYSE is closed, other than customary weekend and holiday closings; when trading on such exchange is restricted or an emergency exists, in each case as determined by rules and regulations of the Securities and Exchange Commission; or during any period when the Securities and Exchange Commission has by order permitted such suspension.

     The Program has elected to be obligated to pay in cash redemptions during any 90-day period for any one Shareholder up to the lesser of $250,000 or 1% of the Program's net asset value. Payments in excess of such amount will normally be made in cash. If, however, the Board determines that liquidation of the Program's holdings is impracticable or that such payment in cash would be adverse to the interests of the remaining Shareholders, such payment may be made in whole or in part in Portfolio securities. The value of any Portfolio securities distributed in payment for tendered Shares will be deemed to be their value used in determining the net asset value of the Shares at the time they were tendered for redemption. If securities rather than cash are distributed, the Shareholder will incur brokerage charges or their equivalent in dealer markdowns in liquidating these securities.

     Due to the high cost of maintaining Shareholder accounts of less than $500, the Program reserves the right to redeem Shares in any account for their then current net asset value (which will be paid promptly to the Shareholder), if at any time the total investment of such Shareholder does not have a net asset value of at least $500 due to Shareholder redemptions and the Shareholder owns no Units or has elected that no distributions on any Units owned by such Shareholder be invested in Shares. Before any such redemption is effected, the Shareholder will be given 30 days' notice, during which period he will be entitled to elect to have distributions on Units owned by such Shareholder invested in Shares or to purchase Shares to bring his account up to a net asset value of $500 and thereby avoid such redemption.


                               EXCHANGE PRIVILEGE



     Shareholders who have owned Shares for at least 60 days have an exchange privilege (the "Exchange Privilege") with shares of The Corporate Fund Accumulation Program, Inc. (the "Other Program"). Shares with an aggregate net asset value of at least $1,000 are required to qualify for the Exchange Privilege. Exchanges between the Program and the Other Program will be at their respective net asset values. The investment objectives of the Other Program differ from those of the Program, and Shareholders should obtain a currently effective prospectus for the Other Program before effecting any exchange.



     Exercise of the Exchange Privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized. The exchange privilege is available only to Shareholders residing in states where the Other Program is qualified for sale. A noncorporate Shareholder of the Program who exercises the Exchange Privilege may be required to certify to the Other Program his Social Security Number or Taxpayer Identification Number and that he is not subject to the backup withholding tax if he wishes to avoid a 31% backup withholding tax on distributions made to him by the Other Program.



     This Exchange Privilege may be modified or terminated at any time. The Program reserves the right to limit the number of times an investor may exercise the Exchange Privilege. To exercise the Exchange Privilege, a Shareholder should contact one of the Administrators, who will advise the Program and the Other Program of the exchange, or the Shareholder may write to the Agent requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signatures guaranteed by a member firm of a national or regional stock exchange or any commercial bank or trust company. Shareholders with Shares for which certificates have not been issued may exercise the Exchange Privilege by wire through their securities dealers. The Program reserves the right to require a properly completed Exchange Application.


                            TAXES AND DIVIDENDS


     The Program has qualified and intends to continue to qualify for the special tax treatment applicable to "regulated investment companies" under the Internal Revenue Code of 1986, as amended. If the Program qualifies as a "regulated investment company" and makes distributions to Shareholders (without regard to designated capital gain dividends) in an amount equal to or exceeding the sum of 90% of its investment company taxable income and 90% of its net interest income from tax-exempt obligations, it will not be subject to federal income tax on such part of its net ordinary income or net realized capital gains, if any, as it distributes to Shareholders. The Program expects to distribute monthly substantially all of its net interest income, after expenses. Net realized capital gains, if any, will be distributed at least annually. Such distributions of net interest income and net realized capital gains will be reinvested in additional Shares in the Program unless the Shareholder elects to receive such distributions in cash. Distributions of net interest income to be reinvested in additional Shares, or to be received in cash if elected, will be made on the 15th day of the month, or on the next succeeding business day if the 15th falls on a holiday or weekend, for the accounts of Shareholders of record on the preceding business day of such month.



     A 4% non-deductible excise tax is imposed on a regulated investment company, such as the Program, if the company does not distribute annually to its shareholders an amount equal to at least 98% of the investment company's ordinary income for the calendar year, plus at least 98% of the company's capital gain net income for the one-year period ending on October 31 of such calendar year. In addition, an amount equal to any of the investment company's undistributed ordinary income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which a company does not meet the foregoing distribution requirements. The excise tax will not, however, apply to the tax-exempt income of a regulated investment company, such as the Program, that pays "exempt-interest" dividends. In addition, if the Program has taxable income that would be subject to the excise tax, the Program intends to distribute such income so as to avoid payment of the excise tax.



     The Program intends to qualify to pay "exempt-interest" dividends as defined in the Code. If it so qualifies, dividends or any part thereof (other than any short-, or long-term capital gain distributions) paid by the Program which are attributable to interest on tax-exempt obligations and are designated by the Program as exempt-interest dividends in a written notice mailed to the Program's Shareholders within 60 days after the close of its taxable year may be treated by Shareholders for all purposes as items of interest excludable from their gross income under Section 103(a) of the Code. However, a Shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends are excludable under Section 103(a) of the Code if received by a Shareholder who would be treated as a "substantial user" under Section 147(a)(1) of the Code if such Shareholder held the tax-exempt obligations directly. A Shareholder may not deduct interest on indebtedness incurred or continued to purchase or carry Shares to the extent attributable to exempt-interest dividends.



     Distributions to Shareholders of net short-term capital gains, if any, including distributions which are reinvested in additional Shares in the Program, will generally be taxable as ordinary income. Such distributions will constitute dividends for federal income tax purposes, but, since no portion will arise from dividends, it is anticipated that such distributions will not qualify for the 70% dividends-received deduction for corporations. Distributions reflecting net long-term capital gains (designated as such by the Program) will be taxable to Shareholders as long-term capital gains regardless of the Shareholders' holding period of the Shares. The maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are the same as ordinary income rates for capital assets held for one year or less, and 20% for capital assets held for more than 12 months. The maximum tax rate applicable to net capital gains recognized by corporate taxpayers is 35%. In the event of the redemption of Shares, gain, if any, reflecting accrued but undistributed net interest income thereon may be subject to taxation as (depending on the length of time the Shareholder has held the redeemed Shares) long-, or short-term capital gains. Shareholders should consult their own tax advisers regarding the availability and effect of a certain tax election to mark-to-market shares of Common Stock held on January 1, 2001. Capital gains or losses recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations. The tax rates for capital gains described above apply to distributions of capital gains dividends by regulated investment companies such as the Program as well as to sales and exchanges of shares in regulated investment companies such as the Program. If a Shareholder receives a capital gain dividend and has held Shares of the Program for six months or less, any loss on the sale of such Shares shall, to the extent of the capital gain dividends paid on such shares, be treated as a long-term capital loss. If the Shareholder receives an exempt-interest dividend on Shares and holds those Shares for six months or less, any loss on the sale of such Shares shall, to the extent of the amount of such exempt interest dividend, be disallowed.

     Any dividend declared by the Program in October, November or December of any year and made payable to Shareholders of record in such month will be deemed to be received on December 31 of such year if actually paid during the following January.



     Some Shareholders may be subject to a 31% withholding on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Backup withholding is not required with respect to dividends representing "exempt-interest." Generally, Shareholders subject to backup withholding will be those for whom a certified Taxpayer Identification Number ("TIN") is not on file with the Program, or who, to the Program's knowledge, have furnished an incorrect TIN or with respect to whom the Internal Revenue Service has advised the Program that there must be backup withholding. When establishing an account, an investor must certify under penalties of perjury that the TIN is correct and that he is not subject to backup withholding.



     Every person required to file a tax return must disclose on such return the amount of exempt-interest dividends received from the Program during the taxable year. The disclosure of such amount is for informational purposes only. No later than 60 days after the end of each calendar year, the Program will send to Shareholders a written notice required by the Code designating the amount of its dividends which constitute "exempt-interest dividends," the amount which is taxable as ordinary income and the amount which is taxable as long-term capital gain.



     A Shareholder may be subject to alternative minimum tax to the extent the Program holds private activity bonds and a corporate Shareholder's alternative minimum taxable income may be increased to the extent of exempt interest dividends received from the Program. Interest income with respect to certain tax-exempt bonds, known as private activity bonds, is a preference item for purposes of the corporate and individual alternative minimum tax. To the extent that the Program invests in private activity bonds, Shareholders will have preference items attributable to their proportionate shares of the interest income received by the Program from such bonds. In addition, for purposes of calculating the corporate alternative minimum tax, a corporation is required to increase its alternative minimum taxable income by 75% of the amount by which adjusted current earnings exceed alternative minimum taxable income (determined without regard to this provision or net operating losses). Under this provision, interest income from tax-exempt bonds held by the Program would increase the alternative minimum taxable income of corporate Shareholders. The Program expects that it may hold private activity bonds.



     A deductible environmental tax is imposed on a corporation's alternative minimum taxable income (computed without regard to either the alternative tax net operating loss deduction or the environmental tax deduction) at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000. The tax will be imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability. The Program is not subject to the tax. The tax is imposed on the Program's corporate Shareholders, however, and exempt-interest dividends paid by the Program that create alternative minimum tax preferences for corporate Shareholders will be subject to the tax.


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action.


STATE AND LOCAL TAXES

     The exemption of interest income (including exempt-interest dividends) for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Each Shareholder is advised to consult his own tax adviser in this regard.



     State and local taxing authorities may enact legislation which may require the Program to withhold a portion of dividends paid or credited to Shareholders.

                             PORTFOLIO TRANSACTIONS


     The Adviser is responsible for making portfolio investment decisions on behalf of the Program and effecting portfolio transactions with or through securities dealers, subject to the general supervision of the officers and directors of the Program. The Program will follow a policy that it will place securities transactions with a broker or dealer only if it expects to obtain the most favorable prices and executions of orders. Transactions in debt securities are generally made through securities dealers acting as principals, although the Program may purchase or sell such securities in brokerage transactions and affiliates of the Adviser may act as brokers therein if the Program expects thereby to obtain the most favorable price and execution. The portfolio securities of the Program generally are traded on a principal basis and normally do not involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Program primarily consists of dealer or underwriter spreads. While reasonable competitive spreads or commissions are sought, the Program will not necessarily be paying the lowest spread or commission available. Under the Investment Company Act, persons affiliated with the Program are prohibited from dealing with the Program as a principal in the purchase and sale of securities for the Program unless such trading is permitted by an exemptive order issued by the Securities and Exchange Commission. The Program has obtained an exemptive order permitting it to engage in certain principal transactions involving high quality short-term Municipal Bonds. During the years ended December 31, 1996 and 1997, the Program did not purchase Municipal Bonds in principal transactions pursuant to the exemptive order. However in 1998, the Program entered into one transaction in which it purchased $9,994,000 of Municipal Bonds pursuant to the exemptive order. Also, under the Investment Company Act, the Program may not purchase Municipal Bonds from any underwriting syndicate of which Merrill Lynch is a member except pursuant to an exemptive order or rules adopted by the Securities and Exchange Commission.



     While there is no undertaking or agreement to do so, the Adviser may allocate securities transactions among various dealers on the basis of supplementary statistical and research information and price quotation and other services furnished to the Program or the Adviser. Such statistical and research information may be used by the Adviser in providing investment advice for all of the accounts which it manages, and it is not possible to relate the benefits of such information to any particular account. The Adviser is able to fulfill its obligations to furnish a continuous investment program to the Program without such information from dealers. However, the Adviser considers access to such information to be an important element of financial management. While such information is considered useful, its value is not determinable and the Adviser does not feel that such information reduces its expenses. In implementing the above policies, the Program will not offset brokerage commissions paid to the affiliates of the Adviser, if any, against advisory fees payable to the Adviser, nor will it attempt to offset brokerage commissions payable to other brokers which effect Portfolio transactions for the Program. The Board has considered the propriety of seeking such offsets and has determined that it is in the best interest of the Program not to seek such offsets at this time and that it will reconsider this determination in the future at least annually. The Program may effect Portfolio transactions conducted on an agency basis through affiliates of the Adviser provided that, in the judgment of the Adviser, more favorable prices or executions are not obtainable elsewhere. During the fiscal years ended December 31, 1996, 1997 and 1998, the Program did not pay any brokerage commissions.



     An affiliated person of the Program may serve as broker for the Program in OTC transactions conducted on an agency basis. Certain court decisions have raised questions as to the extent to which investment companies should seek exemptions under the Investment Company Act in order to seek to recapture underwriting and dealer spreads from affiliated entities. The Board has considered all factors deemed relevant and have made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time.



     The Program may not purchase securities, including Municipal Bonds, during the existence of any underwriting syndicate of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serve as placement agent except pursuant to procedures approved by the Board which either comply with rules adopted by the Commission or with interpretations of the Commission staff. Rule 10f-3 under the Investment Company Act sets forth conditions under which the Program may purchase Municipal Bonds from an underwriting syndicate of which Merryll Lynch is a member. The rules sets forth requirements relating to, among other things, the terms of an issue of Municipal Bonds purchased by the Program, the amount of Municipal Bonds that may be purchased in any one issue and the assets of the Program that may be invested in a particular issue.

     Because of different objectives or other factors, a particular security may be bought for one or more clients of the Adviser or an affiliate when one or more clients of the Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Program or other clients or funds for which the Adviser or an affiliate acts a manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.



                                PERFORMANCE DATA



     The Program may from time to time include its average annual total return and yield in advertisements or information furnished to present or prospective shareholders. Both total return and yield figures are based on the Program's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission.



     Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based upon net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investments at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.



     Yield quotations will be computed based on a 30-day period by dividing the net income earned during the period based on the yield to maturity of each security held by the Program by the average daily number of shares outstanding during the period that were entitled to receive dividends times the maximum offering price per share on the last day of the period.



     The Program's average annual total return and yield will vary depending upon market conditions, the securities comprising the Program's Portfolio, the Program's operating expenses and the amount of net capital gains or losses realized by the Program during the period. An investment in the Program will fluctuate and an investor's Shares, when redeemed, may be worth more or less than their original cost.



     On occasion, the Program may compare its performance to that of the Standard & Poor's 500 Composite Stock Price Index, the Value Line Composite Index, the Dow Jones Industrial Average, the Lehman Brothers Municipal Bond Index or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine or other industry publications. When comparing its performance to a market index, the Program may refer to various statistical measures derived from historical performance of the Program and the index, such as standard deviation and beta. From time to time, the Program may include the Program's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered indicative of the Program's relative performance for any future period.



Set forth below is the Program's average annual total return information for the periods indicated:



                                                       YEAR ENDED          5-YEAR PERIOD ENDED    10-YEAR PERIOD ENDED
                                                      DECEMBER 31, 1998    DECEMBER 31, 1998      DECEMBER 31, 1998
                                                      -----------------    -------------------    --------------------
Average Annual
     Total Return (a)..............................         [    ]%               [    ]%                [    ]%


------------------
(a) Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based upon net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

     The Program may supplement this Statement of Additional Information with yield quotations to comply with certain regulations issued by the Securities and Exchange Commission with respect to the advertisement of performance. Yield quotations will be computed based on a 30-day period by dividing the net income earned during the period based on the yield to maturity of each security held by the Program by the average daily number of shares outstanding during the period that were entitled to receive dividends times the maximum offering price per share on the last day of the period.

                              GENERAL INFORMATION


ORGANIZATION OF THE PROGRAM



     The Program, an open-end diversified management investment company registered under the Investment Company Act was incorporated in Maryland on October 11, 1976. The Program does not intend to hold meetings of Shareholders unless under the Investment Company Act Shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution plan or
(iv) ratification of selection of independent accountants.


DESCRIPTION OF SHARES

     The Program is authorized to issue a total of 100,000,000 Shares of $.01 par value each. There is no limitation on the sales charge, if any, at which the Shares may be offered or the types of investors to whom offerings may be made. Shares are fully paid and non-assessable when issued, have no pre-emptive, conversion or exchange rights and are transferable without restriction. Each Share entitles the holder to one vote at all meetings of shareholders. Cumulative voting is not permitted. Thus the holders of more than 50% of the Shares voting for the election of the Directors can elect all of the Directors of the Program if they choose to do so and in such event the holders of the remaining Shares would not be able to elect any Directors. Holders of Shares are entitled to participate equally in dividends and distributions, and, in addition, in the event of the distribution or liquidation of the Program the holders of Shares will be entitled to participate equally in any assets of the Program. Unless requested to do so by a Shareholder, the Program will not ordinarily issue certificates representing Shares but will instead establish for each Shareholder through the Agent an account under which such Shares are held for safekeeping.

INDEPENDENT AUDITORS


     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Program. The selection of independent auditors is subject to approval by the non-interested Directors of the Program. The independent auditors are responsible for auditing the annual financial statements of the Program.



CUSTODIAN, TRANSFER, PROGRAM AND DIVIDEND DISBURSING AGENT



     The Bank of New York, New York, New York, acts as Custodian of the Program's assets and as its Transfer Agent, Agent and Dividend
Disbursing Agent. The Custodian is responsible for safeguarding and controlling the Program's cash and securities, handling the receipt and delivery of securities and collecting interest on the Program's investments. The Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.


LEGAL COUNSEL


     Rogers & Wells LLP, New York, New York, is counsel for the Program and passes upon legal matters for the Program in connection with the Shares offered by the Prospectus.



REPORTS TO SHAREHOLDERS



     The fiscal year of the Program ends on December 31 of each year. The Program sends its Shareholders, at least semi-annually, reports showing the Program's portfolio and other information. An annual report, containing financial statements audited by indepedent auditors, is sent to Shareholders each year.

SHAREHOLDER INQUIRIES



     Shareholder inquiries may be addressed to the Program at the address or telephone number set forth on the cover page of this Statement of Additional Information.



ADDITIONAL INFORMATION



     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Program has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.



     To the knowledge of the Program, no entity owned beneficially 5% or more of
the Program's shares as of [                  ].




                              FINANCIAL STATEMENTS



     The Program's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders.



                          DESCRIPTION OF BOND RATINGS*

STANDARD & POOR'S



     AAA--Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.


     AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C--the rating C is reserved for income bonds on which no interest is being paid.

     D--Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     NR--indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of bond as a matter of policy.

     Plus (+) or minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


FITCH


     AAA rated bonds are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


------------------
* As described by the rating companies themselves.

     AA rated bonds are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.



     A rated bonds are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.



     BBB rated bonds are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.



     BB rated bonds are considered speculative and of low investment grade. The obligor's ability to pay interest and repay principal is not strong and is considered likely to be affected over time by adverse economic changes.



     B rated bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.



     CCC rated bonds may have certain characteristics which, with the passing of time, could lead to the possibility of default on either principal or interest payments.



     CC rated bonds are minimally protected. Default in payment of interest and/or principal seems probable.



     C rated bonds are in actual or imminent default in payment of interest or principal.



     DDD, DD, D rated bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.



     +(Plus) or - (Minus) signs after bond and preferred stock rating symbols (from "AA" to "B") indicate relative standing within a rating category. They are refinements more closely reflecting strengths and weaknesses and are not to be used as trend indicators.



MOODY'S



     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

     CON.( . . . )--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


SHORT-TERM NOTES




     The three ratings of Moody's for short term notes are: MIG 1/VMIG 1, MIG 2/VMIG 2 and MIG3/VMIG 3; MIG 1/VMIG 1 denotes "best quality, enjoying strong protection from established cash flows;" MIG 2/VMIG2 denotes "high quality" with ample margins of protection; MIG 3/VMIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding."

------------------------------------------------
STATEMENT OF ADDITIONAL
INFORMATION
------------------------------------------------

------------------------------------------------------
INDEX
------------------------------------------------------


                                                  PAGE
                                                  ----
The Program....................................      2
Investment Objectives and Policies.............      4
Investment Restrictions........................      9
Investment Advisory Agreement..................     10
Management of the Fund.........................     14
Net Asset Value................................     15
Redemption of Shares...........................     16
Exchange Privilege.............................     17
Taxes and Distributions........................     17
Portfolio Transactions.........................     20
Performance Data...............................     21
General Information............................     22
Description of Bond Ratings....................     23
Financial Statements...........................     23


------------------------------------------------------
                                                   THE

                                             MUNICIPAL

                                                  FUND

                                            INVESTMENT

                                          ACCUMULATION

                                               PROGRAM

------------------------------------------------------

                   STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL [     ], 1999

------------------------------------------------------

                                              BOX 9011
                      PRINCETON, NEW JERSEY 08543-9011
                                        (609) 282-2000

                                    PART C


ITEM 23. EXHIBITS



EXHIBIT
NUMBER    DESCRIPTION
-------   -----------
 (1)(1a)  --  Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1 to Amendment No. 2 to Form N-8B-1 of Registrant, 1940 Act File No. 811-2694).
    (b)   --  Articles Supplementary to the Articles of Incorporation of Registrant, dated October 12, 1994
              (incorporated by reference to Exhibit 1(b) to Amendment No. 17 to Form N-1A of Registrant, 1940 Act
              File No. 811-2694).
 (2)      --  By-Laws of the Registrant (incorporated by reference to Exhibit 2 to Amendment No. 17 to Form N-1A of
              Registrant, 1940 Act File No. 811-2694).
 (3)      --  Not applicable.
 (4)      --  Form of Stock Certificate (incorporated by reference to Exhibit 4(a) to Amendment No. 2 to Form
              N-8B-1 of Registrant, 1940 Act File No. 811-2694).
 (5)      --  Investment Advisory Agreement (incorporated by reference to Exhibit 5 to Amendment No. 2 to Form
              N-8B-1 of Registrant, 1940 Act File No. 811-2694).
 (5)(a)   --  Form of SubAdvisory Agreement between Fund Asset Management, L.P. and Merrill Lynch Asset Management
              U.K. Limited (incorporated by reference to Exhibit 5(a) to Amendment No. 20 to Form N-1A of
              Registrant, 1940 Act File No. 811-2694).
 (6)      --  Not applicable.
 (7)      --  Not applicable.
 (8)      --  Custody Agreement between The Bank of New York and Registrant (incorporated by reference to
              Exhibit 8 to Amendment No. 2 to Form N-8B-1 of Registrant, 1940 Act File No. 811-2694).
 (9)(a)   --  Administration Agreement by and among the Registrant, Merrill Lynch, Pierce, Fenner & Smith
              Incorporated, Prudential-Bache Securities, Inc. and Dean Witter Reynolds Inc. (incorporated by reference to Exhibit (9)a to Post-Effective Amendment No. 4 to Form N-1 of the Registrant, 1933 Act
              File No. 2-57442).
    (b)   --  Agency Agreement between The Bank of New York and Registrant (incorporated by reference to Exhibit
              (9) to Amendment No. 2 to Form N-8B-1 of Registrant, 1940 Act File No. 811-2694).
(10)      --  Opinion of Rogers & Wells LLP (incorporated by reference to Registrant's Rule 24f-2 Notice).
(11)      --  Consent of Deloitte & Touche LLP, independent auditors for the Registrant* (filed herewith).
(12)      --  Not applicable.
(13)      --  Not applicable.
(14)      --  Not applicable.
(15)      --  Not applicable.
(16)      --  Schedule of Computation of Performance Data in Response to Item 22 (incorporated by reference to
              Exhibit 16 to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A
              (file No. 2-57442)).
(27)      --  Financial Data Schedule.*


------------------

* Filed herewith.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE PROGRAM



     Not applicable.



ITEM 25. INDEMNIFICATION


     Article VI of the By-Laws of Registrant is incorporated by reference to Exhibit (2) to this Post-Effective Amendment No. 20 to Form N-1A of Registrant (1940 Act File No. 811-2694).

     The Maryland statutory indemnification provision is incorporated by reference to Exhibit (14) to Amendment No. 2 to Form N-8B-1 of Registrant (1940 Act File No. 811-2694).

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER



     Fund Asset Management, L.P. (the "Investment Adviser" or "FAM"), acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund,CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax-Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and the Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc. MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund, III, MuniHoldings Florida Insured Fund IV, MuniHoldings Insured Fund, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide Dollar Vest Fund, Inc.



     Merrill Lynch Asset Management ("MLAM"), an affiliate of FAM, acts as the investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., and Merrill Lynch Variable Series Funds, Inc.; and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM) and the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as subadvisor to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.



     The address of each of these investment companies is Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series is One Financial Center, 15th Floor, Boston, Massachusetts

02111-2646. The address of the Investment Adviser, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. also is Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1213. The address of Financial Data Services, Inc. ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.



     Set forth below is a list of each officer and director of FAM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 1994 for his own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Glenn and Burke hold the same positions with substantially all of the investment companies described in the preceding paragraph. Messrs. Giordano, Kirstein and Monagle are directors or officers of one or more of such companies. Mr. Zeikel is president and a director, and Mr. Burke is treasurer, of FAM and MLAM as well as all or substantially all of the investment companies advised by FAM or MLAM.



                                    POSITION WITH                      OTHER SUBSTANTIAL BUSINESS,
            NAME                  INVESTMENT ADVISER                PROFESSION, VOCATION OR EMPLOYMENT
-----------------------------   ----------------------  ----------------------------------------------------------
ML & Co.                        Limited Partner         Financial Services Holding Company; Limited Partner of
                                                        MLAM.
Princeton Services, Inc.        General Partner         General Partner of MLAM.
Arthur Zeikel                   Chairman                Chairman of MLAM; Chairman and Director of Princeton
                                                        Services; President of Princeton Services from 1993 to
                                                        1997; Executive Vice President of ML & Co. from 1990 to
                                                        1999.
Jeffrey M. Peek                 President               President of MLAM; President and Director of Princeton
                                                        Services; Executive Vice President of ML & Co.
Terry K. Glenn                  Executive Vice          Executive Vice President of MLAM; Executive Vice President
                                President               and Director of Princeton Services; President and Director
                                                        of MLFD; Director of FDS; President of Princeton
                                                        Administrators, L.P.
Donald C. Burke                 Senior Vice President   Senior Vice President and Treasurer of MLAM; Senior Vice
                                and Treasurer           President and Treasurer of Princeton Services; Vice
                                                        President and Treasurer of PFD; First Vice President of
                                                        MLAM from 1997 to 1999; Vice President of MLAM from 1990
                                                        to 1997.
Linda L. Federici               Senior Vice President   Senior Vice President of FAM; Senior Vice President of
                                                        Princeton Services.
Vincent R. Giordano             Senior Vice President   Senior Vice President of MLAM; Senior Vice President of
                                                        Princeton Services.
Elizabeth A. Griffin            Senior Vice President   Senior Vice President of MLAM; Senior Vice President of
                                                        Princeton Services.
Michael J. Hennewinkel          Senior Vice President,  Senior Vice President, Secretary and General Counsel of
                                Secretary and General   MLAM; Senior Vice President of Princeton Services.
                                Counsel
Philip L. Kirstein              Senior Vice President   Senior Vice President of MLAM; Senior Vice President,
                                                        Director and Secretary of Princeton Services.
Ronald M. Kloss                 Senior Vice President   Senior Vice President of MLAM; Senior Vice President of
                                                        Princeton Services.
Deborah W. Landsmann-Yaros      Senior Vice President   Senior Vice President of FAM; Senior Vice President of
                                                        Princeton Services; Vice President of PFD.
Stephen M. M. Miller            Senior Vice President   Executive Vice President of Princeton Administrators,
                                                        L.P.; Senior Vice President Princeton Services.
Joseph T. Monagle, Jr.          Senior Vice President   Senior Vice President of MLAM; Senior Vice President of
                                                        Princeton Services.
Brian A. Murdock                Senior Vice President   Senior Vice President of MLAM; Senior Vice President of
                                                        Princeton Services; Director of PFD.

                                    POSITION WITH                      OTHER SUBSTANTIAL BUSINESS,
            NAME                  INVESTMENT ADVISER                PROFESSION, VOCATION OR EMPLOYMENT
-----------------------------   ----------------------  ----------------------------------------------------------
Gregory D. Upah                 Senior Vice President   Senior Vice President of MLAM; Senior Vice President of
                                                        Princeton Services.
Ronald L. Welburn               Senior Vice President   Senior Vice President of MLAM; Senior Vice President of
                                                        Princeton Services.



ITEM 27. PRINCIPAL UNDERWRITERS


     Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS



     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and The Bank of New York, 101 Barclay Street, New York, New York 10007.



ITEM 29. MANAGEMENT SERVICES



     Other than as set forth under "Management of the Fund--Fund Asset Management" in the Prospectus constituting Part A of the Registration Statement and under "Investment Advisory and Administration Agreements" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, EACH AS AMENDED, THE REGISTRANT HAS DULY CAUSED THIS AMENDMENT TO ITS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWNSHIP OF PLAINSBORO, AND STATE OF NEW JERSEY, ON THE 1ST DAY OF MARCH, 1999.


                                          THE MUNICIPAL FUND ACCUMULATION
                                            PROGRAM, INC.
                                            (Registrant)

                                           By:       /s/ DONALD C. BURKE
                                              --------------------------------
                                                       Donald C. Burke
                                                          Treasurer

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDMENT TO THE REGISTRANT'S REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


                SIGNATURE                                    TITLE                             DATE
------------------------------------------  ----------------------------------------   --------------------
                    *                       President and Director (Principal
------------------------------------------  Executive Officer)
             (Arthur Zeikel)

                 /s/ Donald C. Burke        Vice President and Treasurer                    March 1, 1999
------------------------------------------  (Principal Financial and
            (Donald C. Burke)               Accounting Officer)

                    *                       Director
------------------------------------------
            (Ronald W. Forbes)

                    *                       Director
------------------------------------------
         (Cynthia A. Montgomery)

                    *                       Director
------------------------------------------
           (Charles C. Reilly)

                    *                       Director
------------------------------------------
             (Kevin A. Ryan)

                    *                       Director
------------------------------------------
            (Richard R. West)

      *By:       /s/ DONALD C. BURKE                                                         March 1, 1999
  -------------------------------------
               (Donald C. Burke)
               Attorney-in-Fact

                               INDEX TO EXHIBITS


EXHIBIT
NUMBERS   DESCRIPTION
-------   -----------
 11       Consent of Deloitte & Touche LLP, independent auditors of the Registrant
 27       Financial Data Schedule

                                   EXHIBIT 11

                                                                      EXHIBIT 11

INDEPENDENT AUDITORS' CONSENT

The Municipal Fund Accumulation Program, Inc.:

We consent to the incorporation by reference in this Post-Effective Amendment No. 24 to Registration Statement No. 2-57442 of our report dated February 5, 1999 appearing in the annual report to shareholders of The Municipal Fund Accumulation Program, Inc. for the year ended December 31, 1998, and to the reference to us under the caption "Financial Highlights" in the Prospectus, which is a part of such Registration Statement.

Deloitte & Touche LLP
Princeton, New Jersey
February 25, 1999